Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2013
Registrant Name	dei_EntityRegistrantName	NEUBERGER BERMAN EQUITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000044402
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 10, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2013
Prospectus Date	rr_ProspectusDate	Dec. 16, 2013
Neuberger Berman Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Emerging Markets Equity Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries. These include securities of companies (1) that are traded principally on a stock exchange or over-the-counter in emerging market countries, (2) that are organized under the laws of and have a principal office in emerging market countries, or (3) that derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in emerging market countries. The Fund considers emerging market countries to be countries included in the MSCI Emerging Markets Index.

The Portfolio Manager uses a bottom-up, research-driven securities selection approach focusing on businesses with a recent history of high returns while factoring economic, legislative and business developments to identify countries and sectors that he believes may be particularly attractive. The Portfolio Manager believes that in-depth, strategic and financial research is the key to identifying undervalued companies and seeks to identify companies with the following characteristics: stock prices undervalued relative to long-term cash flow growth potential; industry leadership; potential for significant improvement in the company’s business; strong financial characteristics; strong corporate governance practices; and management track record.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain diversified across countries and geographical regions.

The Fund may invest in companies of any market capitalization. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Fund may invest a significant portion of its assets in exchange traded funds (“ETFs”). The Fund may also invest in foreign real estate companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Geographic Risk. From time to time, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund invests in this manner, there is a greater risk that economic, political, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s investment performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

ETF Risk. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. Passively managed ETFs are subject to the risk that they may not replicate the performance of the index tracked by the ETF.

Other Investment Company Risk. Through its investment in ETFs and other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 35.52% Worst quarter: Q3 '11, -24.27% Year-to-date performance as of 9/30/2013: -2.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.35%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.27%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Emerging Markets Equity Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.63%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.75%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 08, 2008	[1]
Neuberger Berman Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.51%
Total annual operating expenses	rr_ExpensesOverAssets	2.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.50%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,022
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,655
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	719
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,022
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,655
1 Year	rr_AverageAnnualReturnYear01	14.21%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.25%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 08, 2008	[1]
Neuberger Berman Emerging Markets Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total annual operating expenses	rr_ExpensesOverAssets	2.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.25%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	703
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,311
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,956
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	703
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,311
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,956
1 Year	rr_AverageAnnualReturnYear01	19.22%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.99%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 08, 2008	[1]
Neuberger Berman Emerging Markets Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	1.14%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual operating expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,806
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	766
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,806
Annual Return 2009	rr_AnnualReturn2009	85.78%
Annual Return 2010	rr_AnnualReturn2010	19.89%
Annual Return 2011	rr_AnnualReturn2011	(24.63%)
Annual Return 2012	rr_AnnualReturn2012	21.53%
1 Year	rr_AverageAnnualReturnYear01	21.53%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	16.13%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 08, 2008	[1]
Neuberger Berman Emerging Markets Equity Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.46%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	15.21%	[1]
Neuberger Berman Emerging Markets Equity Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.09%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	13.65%	[1]
Neuberger Berman Emerging Markets Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Emerging Markets Equity Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.07%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual operating expenses	rr_ExpensesOverAssets	1.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.18%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	738
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,762
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries. These include securities of companies (1) that are traded principally on a stock exchange or over-the-counter in emerging market countries, (2) that are organized under the laws of and have a principal office in emerging market countries, or (3) that derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in emerging market countries. The Fund considers emerging market countries to be countries included in the MSCI Emerging Markets Index.

The Portfolio Manager uses a bottom-up, research-driven securities selection approach focusing on businesses with a recent history of high returns while factoring economic, legislative and business developments to identify countries and sectors that he believes may be particularly attractive. The Portfolio Manager believes that in-depth, strategic and financial research is the key to identifying undervalued companies and seeks to identify companies with the following characteristics: stock prices undervalued relative to long-term cash flow growth potential; industry leadership; potential for significant improvement in the company’s business; strong financial characteristics; strong corporate governance practices; and management track record.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain diversified across countries and geographical regions.

The Fund may invest in companies of any market capitalization. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Fund may invest a significant portion of its assets in exchange traded funds (“ETFs”). The Fund may also invest in foreign real estate companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Geographic Risk. From time to time, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund invests in this manner, there is a greater risk that economic, political, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s investment performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

ETF Risk. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. Passively managed ETFs are subject to the risk that they may not replicate the performance of the index tracked by the ETF.

Other Investment Company Risk. Through its investment in ETFs and other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2009	rr_AnnualReturn2009	85.78%
Annual Return 2010	rr_AnnualReturn2010	19.89%
Annual Return 2011	rr_AnnualReturn2011	(24.63%)
Annual Return 2012	rr_AnnualReturn2012	21.53%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 35.52% Worst quarter: Q3 ‘11, -24.27% Year-to-date performance as of 9/30/2013: -2.29%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance prior to 3/15/2013 is that of the Fund's Institutional Class. Because Institutional Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.27%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	21.53%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	16.13%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 08, 2008	[5]
Neuberger Berman Emerging Markets Equity Fund | Class R6 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.46%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	15.21%	[5]
Neuberger Berman Emerging Markets Equity Fund | Class R6 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.09%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	13.65%	[5]
Neuberger Berman Emerging Markets Equity Fund | Class R6 | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.63%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	14.75%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 08, 2008	[5]
Neuberger Berman Emerging Markets Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Emerging Markets Equity Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.57%
Total annual operating expenses	rr_ExpensesOverAssets	2.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.91%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	194
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,122
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,555
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries. These include securities of companies (1) that are traded principally on a stock exchange or over-the-counter in emerging market countries, (2) that are organized under the laws of and have a principal office in emerging market countries, or (3) that derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in emerging market countries. The Fund considers emerging market countries to be countries included in the MSCI Emerging Markets Index.

The Portfolio Manager uses a bottom-up, research-driven securities selection approach focusing on businesses with a recent history of high returns while factoring economic, legislative and business developments to identify countries and sectors that he believes may be particularly attractive. The Portfolio Manager believes that in-depth, strategic and financial research is the key to identifying undervalued companies and seeks to identify companies with the following characteristics: stock prices undervalued relative to long-term cash flow growth potential; industry leadership; potential for significant improvement in the company’s business; strong financial characteristics; strong corporate governance practices; and management track record.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain diversified across countries and geographical regions.

The Fund may invest in companies of any market capitalization. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Fund may invest a significant portion of its assets in exchange traded funds (“ETFs”). The Fund may also invest in foreign real estate companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Geographic Risk. From time to time, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund invests in this manner, there is a greater risk that economic, political, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s investment performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

ETF Risk. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. Passively managed ETFs are subject to the risk that they may not replicate the performance of the index tracked by the ETF.

Other Investment Company Risk. Through its investment in ETFs and other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2009	rr_AnnualReturn2009	85.78%
Annual Return 2010	rr_AnnualReturn2010	19.51%
Annual Return 2011	rr_AnnualReturn2011	(25.15%)
Annual Return 2012	rr_AnnualReturn2012	20.65%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 35.52% Worst quarter: Q3 ‘11, -24.34% Year-to-date performance as of 09/30/2013: -2.82%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance is that of the Fund's Institutional Class prior to 6/21/2010. Because Institutional Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 09/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.82%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.34%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	20.65%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	15.66%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 08, 2008	[7]
Neuberger Berman Emerging Markets Equity Fund | Class R3 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.65%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	14.78%	[7]
Neuberger Berman Emerging Markets Equity Fund | Class R3 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.42%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	13.24%	[7]
Neuberger Berman Emerging Markets Equity Fund | Class R3 | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.63%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	14.75%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 08, 2008	[7]
Neuberger Berman Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return emphasizing both current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in income-oriented equity securities that pay dividends, which may include real estate investment trusts (“REITs”), convertible securities (including convertible preferred stock, which receives preference in the payment of dividends) and common stocks. The Fund seeks to generate a current yield that is greater than the average current yield for stocks in the Standard & Poor’s 500 Composite Stock Index. By selecting these types of equity securities, the Fund seeks to dampen the market volatility associated with investing in equity securities.

The Fund typically employs a “value” approach in selecting investments. The Portfolio Managers use a bottom-up, research-driven approach to identify companies that they believe have the ability to sustain and potentially to grow their free cash flow and are trading at a discount to their net present values. The approach involves examining companies for the presence of potential catalysts that will lead to the creation of value, such as regulatory changes, competitive shifts, reaccelerating earnings, and corporate/management restructuring. The Portfolio Managers also utilize quantitative measures of value, including price-to-earnings ratios, price-to-book ratios and discounted free cash flows, among others.

The Fund may emphasize the real estate and utilities sectors of the market at any given time and may invest up to 40% of its total assets in each of these sectors.

The Fund may also use options, including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts on individual stocks, to attempt to enhance income.

The Fund may invest in companies of any market capitalization. Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund may invest in convertible securities that are rated below investment grade (commonly known as “junk bonds”) or, if unrated, are determined by the portfolio managers to be of comparable quality.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, when other opportunities appear more attractive or when the stock grows too large relative to the rest of the portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.

Interest Rate Risk. The value of certain investments, including dividend-paying common stocks such as REIT common shares, can decline when interest rates rise. Interest rates have been unusually low in recent years.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

If the Fund emphasizes the real estate sector, the utilities sector, or both sectors, your investment in the Fund will be linked to the performance of one or both sectors and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

Convertible Securities Risk. The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks (and its price may be as volatile as that of the underlying stock) when the underlying stock's price is high relative to the conversion price and is subject to the risks of debt securities (and is particularly sensitive to changes in interest rates) when the underlying stock's price is low relative to the conversion price. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. Lower-rated debt securities (commonly known as “junk bonds”) involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. In addition, because companies that issue convertible securities are often small- or mid-cap companies, to the extent the Fund invests in convertible securities, it will often be subject to the risks of investing in these companies.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks.

Utility Companies Risk. Utility companies are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, environmental protection or energy conservation policies and practices, the level and demand for services, and the cost and delay of technological developments. In addition, securities of utility companies are volatile and may underperform in a sluggish economy.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If the Fund's Portfolio Managers apply a strategy at an inappropriate time or judge market conditions or trends incorrectly, options may lower the Fund's return. There can be no guarantee that the use of options will increase the Fund's return or income. Government legislation or regulation could affect the use of derivatives and could limit a fund’s ability to pursue its investment strategies.

Writing (selling) a call option obligates the Fund to sell the underlying security to a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a call option. A call option is “covered” if the Fund simultaneously holds an equivalent position in the security underlying the option. When the Fund writes a covered call option, it assumes the risk that it must sell the underlying security at a price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price.

Writing (selling) a put option obligates the Fund to acquire the underlying security from a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a put option. When the Fund writes a put option, it assumes the risk that it must purchase the underlying security at a price that may be higher than the market price of the security.

In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Foreign and Emerging Markets Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 13.43% Worst quarter: Q4 '08, -19.57% Year-to-date performance as of 9/30/2013: 5.22%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	For each class, the performance prior to 6/9/2008 is that of the Fund's Trust Class. On 6/9/2008, Trust Class shares of the Fund converted into Institutional Class shares of the Fund. Because Trust Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.57%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Equity Income Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[8]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2006	[8]
Neuberger Berman Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual operating expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	893
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,126
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,795
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	677
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	893
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,126
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,795
1 Year	rr_AverageAnnualReturnYear01	4.04%	[8]
5 Years	rr_AverageAnnualReturnYear05	5.12%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2006	[8]
Neuberger Berman Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual operating expenses	rr_ExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,127
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,127
1 Year	rr_AverageAnnualReturnYear01	8.54%	[8]
5 Years	rr_AverageAnnualReturnYear05	5.68%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2006	[8]
Neuberger Berman Equity Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual operating expenses	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	859
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	221
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	384
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	859
Annual Return 2007	rr_AnnualReturn2007	5.83%
Annual Return 2008	rr_AnnualReturn2008	(22.24%)
Annual Return 2009	rr_AnnualReturn2009	28.42%
Annual Return 2010	rr_AnnualReturn2010	19.12%
Annual Return 2011	rr_AnnualReturn2011	5.20%
Annual Return 2012	rr_AnnualReturn2012	10.85%
1 Year	rr_AverageAnnualReturnYear01	10.85%	[8]
5 Years	rr_AverageAnnualReturnYear05	6.77%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2006	[8]
Neuberger Berman Equity Income Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.65%	[8]
5 Years	rr_AverageAnnualReturnYear05	5.80%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%	[8]
Neuberger Berman Equity Income Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.67%	[8]
5 Years	rr_AverageAnnualReturnYear05	5.40%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%	[8]
Neuberger Berman Equity Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return emphasizing both current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[9]
Total annual operating expenses	rr_ExpensesOverAssets	1.42%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,702
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in income-oriented equity securities that pay dividends, which may include real estate investment trusts (“REITs”), convertible securities (including convertible preferred stock, which receives preference in the payment of dividends) and common stocks. The Fund seeks to generate a current yield that is greater than the average current yield for stocks in the Standard & Poor’s 500 Composite Stock Index. By selecting these types of equity securities, the Fund seeks to dampen the market volatility associated with investing in equity securities.

The Fund typically employs a “value” approach in selecting investments. The Portfolio Managers use a bottom-up, research-driven approach to identify companies that they believe have the ability to sustain and potentially to grow their free cash flow and are trading at a discount to their net present values. The approach involves examining companies for the presence of potential catalysts that will lead to the creation of value, such as regulatory changes, competitive shifts, reaccelerating earnings, and corporate/management restructuring. The Portfolio Managers also utilize quantitative measures of value, including price-to-earnings ratios, price-to-book ratios and discounted free cash flows, among others.

The Fund may emphasize the real estate and utilities sectors of the market at any given time and may invest up to 40% of its total assets in each of these sectors.

The Fund may also use options, including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts on individual stocks, to attempt to enhance income.

The Fund may invest in companies of any market capitalization. Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund may invest in convertible securities that are rated below investment grade (commonly known as “junk bonds”) or, if unrated, are determined by the portfolio managers to be of comparable quality.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, when other opportunities appear more attractive or when the stock grows too large relative to the rest of the portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.

Interest Rate Risk. The value of certain investments, including dividend-paying common stocks such as REIT common shares, can decline when interest rates rise. Interest rates have been unusually low in recent years.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

If the Fund emphasizes the real estate sector, the utilities sector, or both sectors, your investment in the Fund will be linked to the performance of one or both sectors and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

Convertible Securities Risk. The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks (and its price may be as volatile as that of the underlying stock) when the underlying stock’s price is high relative to the conversion price and is subject to the risks of debt securities (and is particularly sensitive to changes in interest rates) when the underlying stock’s price is low relative to the conversion price. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. Lower-rated debt securities (commonly known as “junk bonds”) involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. In addition, because companies that issue convertible securities are often small- or mid-cap companies, to the extent the Fund invests in convertible securities, it will often be subject to the risks of investing in these companies.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks.

Utility Companies Risk. Utility companies are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, environmental protection or energy conservation policies and practices, the level and demand for services, and the cost and delay of technological developments. In addition, securities of utility companies are volatile and may underperform in a sluggish economy.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If the Fund’s Portfolio Managers apply a strategy at an inappropriate time or judge market conditions or trends incorrectly, options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. Government legislation or regulation could affect the use of derivatives and could limit a fund’s ability to pursue its investment strategies.

Writing (selling) a call option obligates the Fund to sell the underlying security to a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a call option. A call option is “covered” if the Fund simultaneously holds an equivalent position in the security underlying the option. When the Fund writes a covered call option, it assumes the risk that it must sell the underlying security at a price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price.

Writing (selling) a put option obligates the Fund to acquire the underlying security from a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a put option. When the Fund writes a put option, it assumes the risk that it must purchase the underlying security at a price that may be higher than the market price of the security.

In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Foreign and Emerging Markets Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2007	rr_AnnualReturn2007	5.83%
Annual Return 2008	rr_AnnualReturn2008	(22.24%)
Annual Return 2009	rr_AnnualReturn2009	28.42%
Annual Return 2010	rr_AnnualReturn2010	18.60%
Annual Return 2011	rr_AnnualReturn2011	4.57%
Annual Return 2012	rr_AnnualReturn2012	10.02%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 13.43% Worst quarter: Q4 ‘08, -19.57% Year-to-date performance as of 09/30/2013: 4.71%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance is that of the Fund's Trust Class prior to 6/9/2008 and that of the Fund's Institutional Class from 6/9/2008 to 6/21/2010. On 6/9/2008, Trust Class shares of the Fund converted into Institutional Class shares of the Fund. Because Trust Class and Institutional Class have lower expenses than Class R3, the performance of Trust Class and Institutional Class typically would have been better than that of Class R3.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 09/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.57%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	10.02%	[10]
5 Years	rr_AverageAnnualReturnYear05	6.38%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2006	[10]
Neuberger Berman Equity Income Fund | Class R3 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.98%	[10]
5 Years	rr_AverageAnnualReturnYear05	5.45%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%	[10]
Neuberger Berman Equity Income Fund | Class R3 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.06%	[10]
5 Years	rr_AverageAnnualReturnYear05	5.06%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%	[10]
Neuberger Berman Equity Income Fund | Class R3 | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[10]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2006	[10]
Neuberger Berman Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Focus Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies of any size that are selected using a fundamental, research driven approach.

Under normal market conditions, the Fund typically holds a limited number of stocks. Because of this, the Fund may at times be substantially over- and under-weighted in certain economic sectors.

The Portfolio Managers, with the assistance of Neuberger Berman research analysts, look for what they believe to be undervalued companies. Factors in identifying these firms may include depressed valuations, above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with investing in a smaller number of stocks.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target valuation, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund's portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The Fund had a policy of investing 90% of its assets in no more than six economic sectors prior to December 17, 2007. Its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '03, 34.06% Worst quarter: Q4 '08, -27.78% Year-to-date performance as of 9/30/2013: 23.48%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	For each class, the performance prior to 6/21/2010 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and lower than that of Institutional Class.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	23.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.78%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Focus Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[11]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[11]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[11]
Neuberger Berman Focus Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual operating expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.11%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	908
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,171
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,922
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	682
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	908
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,171
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,922
1 Year	rr_AverageAnnualReturnYear01	12.67%	[11]
5 Years	rr_AverageAnnualReturnYear05	(1.25%)	[11]
10 Years	rr_AverageAnnualReturnYear10	6.89%	[11]
Neuberger Berman Focus Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual operating expenses	rr_ExpensesOverAssets	1.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.86%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,024
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,244
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,024
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,244
1 Year	rr_AverageAnnualReturnYear01	17.67%	[11]
5 Years	rr_AverageAnnualReturnYear05	(0.45%)	[11]
10 Years	rr_AverageAnnualReturnYear10	7.32%	[11]
Neuberger Berman Focus Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual operating expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.75%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	424
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	957
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	424
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	957
Annual Return 2003	rr_AnnualReturn2003	64.89%
Annual Return 2004	rr_AnnualReturn2004	5.00%
Annual Return 2005	rr_AnnualReturn2005	0.00%
Annual Return 2006	rr_AnnualReturn2006	12.41%
Annual Return 2007	rr_AnnualReturn2007	6.54%
Annual Return 2008	rr_AnnualReturn2008	(40.68%)
Annual Return 2009	rr_AnnualReturn2009	29.27%
Annual Return 2010	rr_AnnualReturn2010	12.24%
Annual Return 2011	rr_AnnualReturn2011	(2.66%)
Annual Return 2012	rr_AnnualReturn2012	19.98%
1 Year	rr_AverageAnnualReturnYear01	19.98%	[11]
5 Years	rr_AverageAnnualReturnYear05	0.10%	[11]
10 Years	rr_AverageAnnualReturnYear10	7.62%	[11]
Neuberger Berman Focus Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.83%	[11]
5 Years	rr_AverageAnnualReturnYear05	(0.45%)	[11]
10 Years	rr_AverageAnnualReturnYear10	6.57%	[11]
Neuberger Berman Focus Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.18%	[11]
5 Years	rr_AverageAnnualReturnYear05	(0.10%)	[11]
10 Years	rr_AverageAnnualReturnYear10	6.59%	[11]
Neuberger Berman Focus Fund | Trust Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Focus Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.93%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual operating expenses	rr_ExpensesOverAssets	1.14%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies of any size that are selected using a fundamental, research driven approach.

Under normal market conditions, the Fund typically holds a limited number of stocks. Because of this, the Fund may at times be substantially over- and under-weighted in certain economic sectors.

The Portfolio Managers, with the assistance of Neuberger Berman research analysts, look for what they believe to be undervalued companies. Factors in identifying these firms may include depressed valuations, above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with investing in a smaller number of stocks.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target valuation, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

The Fund had a policy of investing 90% of its assets in no more than six economic sectors prior to December 17, 2007. Its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	64.58%
Annual Return 2004	rr_AnnualReturn2004	4.82%
Annual Return 2005	rr_AnnualReturn2005	(0.20%)
Annual Return 2006	rr_AnnualReturn2006	12.19%
Annual Return 2007	rr_AnnualReturn2007	6.35%
Annual Return 2008	rr_AnnualReturn2008	(40.80%)
Annual Return 2009	rr_AnnualReturn2009	28.84%
Annual Return 2010	rr_AnnualReturn2010	11.84%
Annual Return 2011	rr_AnnualReturn2011	(3.03%)
Annual Return 2012	rr_AnnualReturn2012	19.49%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘03, 33.98% Worst quarter: Q4 ‘08, -27.80% Year-to-date performance as of 9/30/2013: 23.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	23.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.80%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	19.49%	[13]
5 Years	rr_AverageAnnualReturnYear05	(0.23%)	[13]
10 Years	rr_AverageAnnualReturnYear10	7.34%	[13]
Neuberger Berman Focus Fund | Trust Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.36%	[13]
5 Years	rr_AverageAnnualReturnYear05	(0.77%)	[13]
10 Years	rr_AverageAnnualReturnYear10	6.31%	[13]
Neuberger Berman Focus Fund | Trust Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.84%	[13]
5 Years	rr_AverageAnnualReturnYear05	(0.37%)	[13]
10 Years	rr_AverageAnnualReturnYear10	6.35%	[13]
Neuberger Berman Focus Fund | Trust Class | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[13]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[13]
Neuberger Berman Focus Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Focus Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual operating expenses	rr_ExpensesOverAssets	0.94%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies of any size that are selected using a fundamental, research driven approach.

Under normal market conditions, the Fund typically holds a limited number of stocks. Because of this, the Fund may at times be substantially over- and under-weighted in certain economic sectors.

The Portfolio Managers, with the assistance of Neuberger Berman research analysts, look for what they believe to be undervalued companies. Factors in identifying these firms may include depressed valuations, above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with investing in a smaller number of stocks.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target valuation, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy.

The Fund had a policy of investing 90% of its assets in no more than six economic sectors prior to December 17, 2007. Its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	64.89%
Annual Return 2004	rr_AnnualReturn2004	5.00%
Annual Return 2005	rr_AnnualReturn2005	0.00%
Annual Return 2006	rr_AnnualReturn2006	12.41%
Annual Return 2007	rr_AnnualReturn2007	6.54%
Annual Return 2008	rr_AnnualReturn2008	(40.68%)
Annual Return 2009	rr_AnnualReturn2009	29.27%
Annual Return 2010	rr_AnnualReturn2010	12.07%
Annual Return 2011	rr_AnnualReturn2011	(2.85%)
Annual Return 2012	rr_AnnualReturn2012	19.69%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '03, 34.06% Worst quarter: Q4 '08, -27.78% Year-to-date performance as of 9/30/2013: 23.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	23.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.78%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	19.69%	[13]
5 Years	rr_AverageAnnualReturnYear05	(0.01%)	[13]
10 Years	rr_AverageAnnualReturnYear10	7.56%	[13]
Neuberger Berman Focus Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.57%	[13]
5 Years	rr_AverageAnnualReturnYear05	(0.55%)	[13]
10 Years	rr_AverageAnnualReturnYear10	6.51%	[13]
Neuberger Berman Focus Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.94%	[13]
5 Years	rr_AverageAnnualReturnYear05	(0.19%)	[13]
10 Years	rr_AverageAnnualReturnYear10	6.54%	[13]
Neuberger Berman Focus Fund | Investor Class | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[13]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[13]
Neuberger Berman Focus Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Focus Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.93%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual operating expenses	rr_ExpensesOverAssets	1.29%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,556
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies of any size that are selected using a fundamental, research driven approach.

Under normal market conditions, the Fund typically holds a limited number of stocks. Because of this, the Fund may at times be substantially over- and under-weighted in certain economic sectors.

The Portfolio Managers, with the assistance of Neuberger Berman research analysts, look for what they believe to be undervalued companies. Factors in identifying these firms may include depressed valuations, above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with investing in a smaller number of stocks.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target valuation, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy.

The Fund had a policy of investing 90% of its assets in no more than six economic sectors prior to December 17, 2007. Its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	64.23%
Annual Return 2004	rr_AnnualReturn2004	4.62%
Annual Return 2005	rr_AnnualReturn2005	(0.39%)
Annual Return 2006	rr_AnnualReturn2006	11.96%
Annual Return 2007	rr_AnnualReturn2007	6.08%
Annual Return 2008	rr_AnnualReturn2008	(40.95%)
Annual Return 2009	rr_AnnualReturn2009	28.56%
Annual Return 2010	rr_AnnualReturn2010	11.64%
Annual Return 2011	rr_AnnualReturn2011	(3.22%)
Annual Return 2012	rr_AnnualReturn2012	19.30%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '03, 33.98% Worst quarter: Q4 '08, -27.86% Year-to-date performance as of 9/30/2013: 23.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	23.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.86%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	19.30%	[14]
5 Years	rr_AverageAnnualReturnYear05	(0.43%)	[14]
10 Years	rr_AverageAnnualReturnYear10	7.12%	[14]
Neuberger Berman Focus Fund | Advisor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.12%	[14]
5 Years	rr_AverageAnnualReturnYear05	(1.00%)	[14]
10 Years	rr_AverageAnnualReturnYear10	6.08%	[14]
Neuberger Berman Focus Fund | Advisor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.78%	[14]
5 Years	rr_AverageAnnualReturnYear05	(0.55%)	[14]
10 Years	rr_AverageAnnualReturnYear10	6.16%	[14]
Neuberger Berman Focus Fund | Advisor Class | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[14]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[14]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[14]
Neuberger Berman Genesis Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Genesis Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has grown beyond $2 billion.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with small-cap stocks.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Managers commit a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 16.37% Worst quarter: Q4 '08, -26.48% Year-to-date performance as of 9/30/2013: 25.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	25.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.48%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Genesis Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.72%	[1]
Neuberger Berman Genesis Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Genesis Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.92%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual operating expenses	rr_ExpensesOverAssets	1.02%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has grown beyond $2 billion.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with small-cap stocks.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Managers commit a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	31.70%
Annual Return 2004	rr_AnnualReturn2004	18.76%
Annual Return 2005	rr_AnnualReturn2005	16.37%
Annual Return 2006	rr_AnnualReturn2006	7.31%
Annual Return 2007	rr_AnnualReturn2007	21.89%
Annual Return 2008	rr_AnnualReturn2008	(32.88%)
Annual Return 2009	rr_AnnualReturn2009	26.32%
Annual Return 2010	rr_AnnualReturn2010	21.42%
Annual Return 2011	rr_AnnualReturn2011	4.70%
Annual Return 2012	rr_AnnualReturn2012	9.93%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 16.30% Worst quarter: Q4 '08, -26.55% Year-to-date performance as of 9/30/2013: 25.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	25.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.55%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	9.93%	[13]
5 Years	rr_AverageAnnualReturnYear05	3.45%	[13]
10 Years	rr_AverageAnnualReturnYear10	10.93%	[13]
Neuberger Berman Genesis Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.87%	[13]
5 Years	rr_AverageAnnualReturnYear05	2.91%	[13]
10 Years	rr_AverageAnnualReturnYear10	10.15%	[13]
Neuberger Berman Genesis Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%	[13]
5 Years	rr_AverageAnnualReturnYear05	2.87%	[13]
10 Years	rr_AverageAnnualReturnYear10	9.63%	[13]
Neuberger Berman Genesis Fund | Investor Class | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[13]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[13]
10 Years	rr_AverageAnnualReturnYear10	9.72%	[13]
Neuberger Berman Genesis Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Genesis Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.78%	[15]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	438
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	984
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has grown beyond $2 billion.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with small-cap stocks.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Managers commit a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	31.70%
Annual Return 2004	rr_AnnualReturn2004	18.76%
Annual Return 2005	rr_AnnualReturn2005	16.37%
Annual Return 2006	rr_AnnualReturn2006	7.31%
Annual Return 2007	rr_AnnualReturn2007	21.89%
Annual Return 2008	rr_AnnualReturn2008	(32.88%)
Annual Return 2009	rr_AnnualReturn2009	26.32%
Annual Return 2010	rr_AnnualReturn2010	21.42%
Annual Return 2011	rr_AnnualReturn2011	4.70%
Annual Return 2012	rr_AnnualReturn2012	9.93%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 16.30% Worst quarter: Q4 ‘08, -26.55% Year-to-date performance as of 9/30/2013: 25.65%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance prior to 3/15/2013 is that of the Fund's Investor Class. Because Investor Class has higher expenses than Class R6, it performance typically would have been lower than that of Class R6.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	25.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.55%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	9.93%	[16]
5 Years	rr_AverageAnnualReturnYear05	3.45%	[16]
10 Years	rr_AverageAnnualReturnYear10	10.93%	[16]
Neuberger Berman Genesis Fund | Class R6 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.87%	[16]
5 Years	rr_AverageAnnualReturnYear05	2.91%	[16]
10 Years	rr_AverageAnnualReturnYear10	10.15%	[16]
Neuberger Berman Genesis Fund | Class R6 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%	[16]
5 Years	rr_AverageAnnualReturnYear05	2.87%	[16]
10 Years	rr_AverageAnnualReturnYear10	9.63%	[16]
Neuberger Berman Genesis Fund | Class R6 | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[16]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[16]
10 Years	rr_AverageAnnualReturnYear10	9.72%	[16]
Neuberger Berman Genesis Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Genesis Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.92%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.05%	[17]
Total annual operating expenses	rr_ExpensesOverAssets	1.47%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has grown beyond $2 billion.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with small-cap stocks.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Managers commit a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	31.70%
Annual Return 2004	rr_AnnualReturn2004	18.76%
Annual Return 2005	rr_AnnualReturn2005	16.37%
Annual Return 2006	rr_AnnualReturn2006	7.31%
Annual Return 2007	rr_AnnualReturn2007	21.89%
Annual Return 2008	rr_AnnualReturn2008	(32.88%)
Annual Return 2009	rr_AnnualReturn2009	26.32%
Annual Return 2010	rr_AnnualReturn2010	21.42%
Annual Return 2011	rr_AnnualReturn2011	4.70%
Annual Return 2012	rr_AnnualReturn2012	9.93%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 16.30% Worst quarter: Q4 ‘08, -26.55% Year-to-date performance as of 9/30/2013: 25.49%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	25.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.55%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	9.93%	[18]
5 Years	rr_AverageAnnualReturnYear05	3.45%	[18]
10 Years	rr_AverageAnnualReturnYear10	10.93%	[18]
Neuberger Berman Genesis Fund | Class R3 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.87%	[18]
5 Years	rr_AverageAnnualReturnYear05	2.91%	[18]
10 Years	rr_AverageAnnualReturnYear10	10.15%	[18]
Neuberger Berman Genesis Fund | Class R3 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%	[18]
5 Years	rr_AverageAnnualReturnYear05	2.87%	[18]
10 Years	rr_AverageAnnualReturnYear10	9.63%	[18]
Neuberger Berman Genesis Fund | Class R3 | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[18]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[18]
10 Years	rr_AverageAnnualReturnYear10	9.72%	[18]
Neuberger Berman Genesis Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Genesis Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.06%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual operating expenses	rr_ExpensesOverAssets	1.38%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	141
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has grown beyond $2 billion.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with small-cap stocks.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Managers commit a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	31.34%
Annual Return 2004	rr_AnnualReturn2004	18.39%
Annual Return 2005	rr_AnnualReturn2005	16.00%
Annual Return 2006	rr_AnnualReturn2006	6.97%
Annual Return 2007	rr_AnnualReturn2007	21.50%
Annual Return 2008	rr_AnnualReturn2008	(33.01%)
Annual Return 2009	rr_AnnualReturn2009	25.88%
Annual Return 2010	rr_AnnualReturn2010	21.04%
Annual Return 2011	rr_AnnualReturn2011	4.34%
Annual Return 2012	rr_AnnualReturn2012	9.53%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 16.25% Worst quarter: Q4 '08, -26.58% Year-to-date performance as of 9/30/2013: 25.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	25.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.58%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	9.53%	[13]
5 Years	rr_AverageAnnualReturnYear05	3.13%	[13]
10 Years	rr_AverageAnnualReturnYear10	10.58%	[13]
Neuberger Berman Genesis Fund | Advisor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.30%	[13]
5 Years	rr_AverageAnnualReturnYear05	2.53%	[13]
10 Years	rr_AverageAnnualReturnYear10	9.79%	[13]
Neuberger Berman Genesis Fund | Advisor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.80%	[13]
5 Years	rr_AverageAnnualReturnYear05	2.59%	[13]
10 Years	rr_AverageAnnualReturnYear10	9.32%	[13]
Neuberger Berman Genesis Fund | Advisor Class | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[13]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[13]
10 Years	rr_AverageAnnualReturnYear10	9.72%	[13]
Neuberger Berman Genesis Fund | Trust Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Genesis Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.06%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	1.11%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has grown beyond $2 billion.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with small-cap stocks.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Managers commit a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	31.65%
Annual Return 2004	rr_AnnualReturn2004	18.68%
Annual Return 2005	rr_AnnualReturn2005	16.30%
Annual Return 2006	rr_AnnualReturn2006	7.26%
Annual Return 2007	rr_AnnualReturn2007	21.80%
Annual Return 2008	rr_AnnualReturn2008	(32.85%)
Annual Return 2009	rr_AnnualReturn2009	26.25%
Annual Return 2010	rr_AnnualReturn2010	21.38%
Annual Return 2011	rr_AnnualReturn2011	4.60%
Annual Return 2012	rr_AnnualReturn2012	9.82%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 16.30% Worst quarter: Q4 ‘08, -26.55% Year-to-date performance as of 9/30/2013: 25.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	25.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.55%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	9.82%	[13]
5 Years	rr_AverageAnnualReturnYear05	3.40%	[13]
10 Years	rr_AverageAnnualReturnYear10	10.87%	[13]
Neuberger Berman Genesis Fund | Trust Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.12%	[13]
5 Years	rr_AverageAnnualReturnYear05	2.98%	[13]
10 Years	rr_AverageAnnualReturnYear10	10.16%	[13]
Neuberger Berman Genesis Fund | Trust Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.30%	[13]
5 Years	rr_AverageAnnualReturnYear05	2.83%	[13]
10 Years	rr_AverageAnnualReturnYear10	9.58%	[13]
Neuberger Berman Genesis Fund | Trust Class | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[13]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[13]
10 Years	rr_AverageAnnualReturnYear10	9.72%	[13]
Neuberger Berman Genesis Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%	[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,052
Annual Return 2003	rr_AnnualReturn2003	32.00%
Annual Return 2004	rr_AnnualReturn2004	18.98%
Annual Return 2005	rr_AnnualReturn2005	16.61%
Annual Return 2006	rr_AnnualReturn2006	7.50%
Annual Return 2007	rr_AnnualReturn2007	22.12%
Annual Return 2008	rr_AnnualReturn2008	(32.67%)
Annual Return 2009	rr_AnnualReturn2009	26.54%
Annual Return 2010	rr_AnnualReturn2010	21.72%
Annual Return 2011	rr_AnnualReturn2011	4.88%
Annual Return 2012	rr_AnnualReturn2012	10.10%
1 Year	rr_AverageAnnualReturnYear01	10.10%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.67%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.15%	[1]
Neuberger Berman Genesis Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.32%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.22%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.42%	[1]
Neuberger Berman Genesis Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.58%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.06%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.84%	[1]
Neuberger Berman Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Global Equity Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in large-capitalization companies located anywhere in the world, including companies in both developed and emerging markets. Under normal market circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Managers look for what they believe to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as valuations that are reasonable in light of projected returns. The Portfolio Managers also consider the outlook for various countries and sectors around the world, examining economic, market, social and political conditions.

Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Fund may also invest in exchange traded funds (“ETFs”).

Under normal market conditions, the Fund will invest at least 40% of its total assets (unless market conditions are not deemed favorable by the Portfolio Managers, in which case the Fund would invest at least 30% of its total assets) in securities (i) of foreign government or quasi-governmental issuers or (ii) of non-governmental issuers (a) organized or located outside the U.S., (b) that trade primarily in a market located outside the U.S., or (c) that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. For temporary defensive purposes, the Fund may deviate substantially from the allocation described above.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in global stock markets. The markets' behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities, including those issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Geographic Risk. From time to time, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund invests in this manner, there is a greater risk that economic, political, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s investment performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

ETF Risk. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. Passively managed ETFs are subject to the risk that they may not replicate the performance of the index tracked by the ETF.

Other Investment Company Risk. Through its investment in ETFs and other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the last calendar year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the Fund's performance for the last calendar year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q1 '12, 8.43% Worst quarter: Q2 '12, -5.80% Year-to-date performance as of 9/30/2013: 11.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.80%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On December 16, 2013, the Fund began comparing its performance to the MSCI All Country World Index rather than the MSCI World Index because the MSCI All Country World Index is a fairer representation of the fund's investment universe.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Global Equity Fund | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.80%	[1],[20]
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%	[1],[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[1],[20]
Neuberger Berman Global Equity Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[1]
Neuberger Berman Global Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	1.01%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	4.41%
Total annual operating expenses	rr_ExpensesOverAssets	5.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.16%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.51%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	720
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,025
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,075
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	720
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,025
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,201
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,075
Annual Return 2012	rr_AnnualReturn2012	12.70%
1 Year	rr_AverageAnnualReturnYear01	5.81%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.04%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[1]
Neuberger Berman Global Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	1.01%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	4.50%
Total annual operating expenses	rr_ExpensesOverAssets	6.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.25%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.26%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	329
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,097
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,394
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	229
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,097
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,394
1 Year	rr_AverageAnnualReturnYear01	10.49%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.98%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[1]
Neuberger Berman Global Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.26%
Total annual operating expenses	rr_ExpensesOverAssets	5.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.01%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.15%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,519
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,388
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	365
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,519
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,388
1 Year	rr_AverageAnnualReturnYear01	12.70%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.91%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[1]
Neuberger Berman Global Equity Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.70%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.96%)	[1]
Neuberger Berman Global Equity Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.26%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.00%)	[1]
Neuberger Berman Global Thematic Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Global Thematic Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests primarily in equity securities of companies located around the world, including companies in both developed and emerging markets.

The Portfolio Managers use a two-step process to identify what they believe to be attractively-priced companies that are likely to benefit from significant and under-appreciated global trends.

First, the Portfolio Managers seek to identify and analyze, on a worldwide basis, broad changes that they believe will fundamentally alter the structure of economies and industries. Once the Portfolio Managers identify and analyze these changes, they develop investment themes that they believe summarize the new environments emerging from these changes. The Portfolio Managers develop investment themes through their proprietary research, which includes extensive travel around the world and is designed to identify these changes and analyze how they impact economies and industries. Based on their research, the Portfolio Managers believe that the demographic, economic, and supply and demand factors supporting the themes are persistent and sustainable and, therefore, that the themes are likely to continue for the foreseeable future.

Second, the Portfolio Managers identify companies that they believe are likely to benefit from these changes. Once the Portfolio Managers identify potential companies, they model the future free cash flows of those companies to determine whether they believe that the companies' stocks are attractively priced relative to current and estimated future cash flows. The Portfolio Managers believe this approach helps them choose companies whose stocks are trading at a discount to the Portfolio Managers' estimates of the companies' intrinsic values and that present attractive investment opportunities over the long-term. This estimate of intrinsic value represents what the Portfolio Managers believe a company could be worth if it is acquired, if its profitability normalizes to its long-term average level, if its valuation moves in line with publicly traded peers’ valuations, or if other investors recognize its potential for earnings growth.

Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.

Under normal market conditions, the Fund will invest at least 40% of its total assets (unless market conditions are not deemed favorable by the Portfolio Managers, in which case the Fund would invest at least 30% of its total assets) in securities (i) of foreign government or quasi-governmental issuers or (ii) of non-governmental issuers (a) organized or located outside the U.S., (b) that trade primarily in a market located outside the U.S., or (c) that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. For temporary defensive purposes, the Fund may deviate substantially from the allocation described above.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in global stock markets. The markets' behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities, including those issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Geographic Risk. From time to time, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund invests in this manner, there is a greater risk that economic, political, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s investment performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Identification of Themes. Because the Fund’s investment program depends on the development of significant long-term themes, the Fund’s performance may suffer if the Portfolio Managers do not correctly develop such themes. Failure to correctly develop themes, or the failure of a theme to unfold in the way the Portfolio Managers anticipate, may result from many causes, including the following: governments or others may decide to oppose or delay certain economic, social or political themes; demographic or economic data necessary to understand correctly the way in which certain themes may unfold in some countries may be incorrect or incomplete; development of themes and their longevity may require attention to subtle cultural factors not always apparent to outside observers; or social and political changes or natural disasters in some parts of the world may alter the underlying conditions or affect the availability of natural resources necessary to an emerging theme.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the last calendar year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the Fund's performance for the last calendar year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q3 '12, 7.44% Worst quarter: Q2 '12, -7.13% Year-to-date performance as of 9/30/2013: 7.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.13%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Global Thematic Opportunities Fund | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.80%
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
Neuberger Berman Global Thematic Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	1.11%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.63%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.64%	[22]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	732
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,063
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,496
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,696
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	732
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,063
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,496
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,696
Annual Return 2012	rr_AnnualReturn2012	10.71%
1 Year	rr_AverageAnnualReturnYear01	3.99%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
Neuberger Berman Global Thematic Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	1.11%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.73%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	2.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.39%	[22]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	342
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,084
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	242
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,379
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,084
1 Year	rr_AverageAnnualReturnYear01	8.56%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
Neuberger Berman Global Thematic Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.59%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.28%	[22]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	780
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,831
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	130
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	406
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	780
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,831
1 Year	rr_AverageAnnualReturnYear01	10.71%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
Neuberger Berman Global Thematic Opportunities Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.62%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.74%)
Neuberger Berman Global Thematic Opportunities Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.11%)
Neuberger Berman Greater China Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Greater China Equity Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. For the period from July 17, 2013 (beginning of operations) to August 31, 2013, the Fund's portfolio turnover rate was 20% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated expenses for the current fiscal year; actual expenses may vary.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity investments that are tied economically to the Greater China region. The Fund considers the Greater China region to include mainland China, Hong Kong, Macau and Taiwan. The Fund’s equity investments include both equity securities and equity-linked investments, which may be listed or traded on recognized or over-the-counter markets located both inside and outside of the Greater China region, including, without limitation, in the United States, the United Kingdom, Singapore and Japan. An equity investment will be considered to be tied economically to the Greater China region if the issuer is domiciled in the Greater China region or has at least 50% of its assets in, or derives 50% or more of its revenues or profits from, the Greater China region, or if the equity investment’s returns are linked to the performance of such an issuer.

The Fund’s equity investments primarily will consist of investments in equity securities, including common stock, preferred stock, and depositary receipts. Securities listed on Chinese stock exchanges, such as the Shanghai and Shenzhen Stock Exchanges, are divided into two classes of shares: China A-shares, ownership of which is restricted to Chinese investors and to certain foreign investors under the Qualified Foreign Institutional Investor structure, and China B-shares, which may be owned by both Chinese and foreign investors. The Fund currently does not intend to invest directly in China A-shares, but does currently intend to invest indirectly in China A-shares by investing in equity-linked investments issued by financial institutions, including, without limitation, participatory notes and other structured notes, swaps, including total return swaps and contracts for differences (i.e., an arrangement in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities), and low exercise priced options (“LEPOs”) (i.e., instruments that pay the holder the difference in price of the underlying security between the date the LEPO was purchased and the date it is sold).

The Fund may invest in companies of any market capitalization, but intends to invest primarily in mid- and large-capitalization companies that the Portfolio Managers believe are undervalued in an attempt to outperform the average return of Fund’s benchmark over the long-term.

Listed companies in the Greater China region are not as well researched as companies in other markets. This may lead to high variability of returns for companies in the Greater China region, even within the same sector. Because of this, the Portfolio Managers employ a bottom-up, research intensive and fundamentals-driven approach to selecting investments for the Fund. The Portfolio Managers endeavor to gain an understanding of companies through discussions with suppliers, distributors, clients, competitors and government agencies. This is a process which they believe is a key element to investing in inefficient markets. The Portfolio Managers also make on-going assessments of macroeconomic and market factors to augment their selection process.

The Portfolio Managers focus on understanding key issues that affect valuations and identifying investments they believe are undervalued. Generally, the Portfolio Managers seek to invest in companies that have strong recurring cash flows where revenues and earnings are growing from their core businesses versus relying on new products in untested markets. The Portfolio Managers consider the perceived downside risk of a position before including the position in the Fund. Allocation to each position is dependent on a number of factors including, but not limited to: conviction in the company, target price, discount relative to the A- or H-share listed security for dual listed securities, correlation across positions and perceived downside risk.

The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends. In particular, the Portfolio Managers will focus on sectors they believe will benefit from long-term growth in the Greater China region, such as broad, consumption-driven sectors and infrastructure-related sectors in the Greater China region.

Although the Portfolio Managers seek to invest for the long-term, the Fund may engage in active and frequent trading when the Portfolio Managers gradually build a position or during periods of high market volatility in the Greater China region.

The Portfolio Managers follow a disciplined selling strategy and may sell a position when it reaches a target price or when there are changes to macroeconomic factors, markets, sectors and/or the company that would alter the Portfolio Managers’ assumptions about the company.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity investments that are tied economically to the Greater China region, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Greater China Region Risk. The Greater China region consists of mainland China, Hong Kong, Macau and Taiwan, among other locations, and the Fund’s investments in the region are particularly susceptible to risks in that region. Events in any one country within the region may impact the other countries in the region or the Greater China region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility and losses. Markets in the Greater China region can experience significant volatility due to adverse securities markets, exchange rates and social, political, regulatory, economic or environmental events and natural disasters which may occur in the Greater China region.

The Greater China region is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. The Chinese government has implemented economic changes and changes to market practices emphasizing the utilization of market forces in the development of the Chinese economy. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information, higher level of control over foreign exchange, a less effective allocation of resources and/or political and social instability. China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property. The legal system is still developing, making it more difficult to obtain and/or enforce judgments. Further, the government could at any time alter or discontinue economic reforms.

Taiwan and Hong Kong do not exercise the same level of control over their economies as does the mainland China, but changes to their political and economic relationships with the mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Military conflicts, either internal or with other countries, are also a risk. In addition, inflation, currency fluctuations and fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China. China's economy may be dependent on the economies of other Asian countries, many of which are developing countries. Each of these risks could increase the fund's volatility. The tax laws and regulations in the Greater China Region are subject to change, possibly with retroactive effect.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

Derivatives Risk. Derivatives involve risks different from, and in some respects greater than, those associated with more traditional investments. Derivatives can be highly complex, can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Recent legislation calls for new regulation of the derivatives markets and could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Equity-Linked Investment Risk. An equity-linked investment provides exposure to an underlying foreign investment and may include participatory notes and other structured notes, swaps, including total return swaps and contracts for differences, and LEPOs. Equity-linked investments are subject to the same risks as direct investments in securities of the underlying foreign investment. If the underlying investment decreases in value, the value of the equity-linked investment will decrease in correlation; however, the performance of such investments will not correlate exactly to the performance of the underlying investment that they seek to replicate. Equity-linked investments are also subject to counterparty risk, which is the risk that the issuer of such investment may be unwilling or unable to fulfill its obligations. While some equity-linked investments may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when the Fund wishes to sell them.

High Portfolio Turnover. The Fund may engage in frequent and active trading and may have a high portfolio turnover rate, which may increase its transaction costs, may adversely affect its performance and/or may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation in the markets is widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the Fund is considered non-diversified. As such, the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund's risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance history will be available for the Fund after the Fund has been in operation for one calendar year. Until that time, visit www.nb.com or call 800-366-6264 for updated performance information. Past performance (before and after taxes) is not a prediction of future results.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after the Fund has been in operation for one calendar year. Until that time, visit www.nb.com or call 800-366-6264 for updated performance information. Past performance (before and after taxes) is not a prediction of future results.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Neuberger Berman Greater China Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	1.36%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.66%	[23]
Total annual operating expenses	rr_ExpensesOverAssets	2.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.87%	[24]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	754
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,129
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,611
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,937
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	754
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,129
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,611
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,937
Neuberger Berman Greater China Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	1.36%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.66%	[23]
Total annual operating expenses	rr_ExpensesOverAssets	3.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.62%	[24]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	365
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	814
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,476
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,246
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	265
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	814
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,476
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,246
Neuberger Berman Greater China Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.66%	[23]
Total annual operating expenses	rr_ExpensesOverAssets	1.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.51%	[24]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	914
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,129
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	154
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	477
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	914
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,129
Neuberger Berman Guardian Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Guardian Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income is a secondary goal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goals, the Fund invests primarily in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '03, 18.36% Worst quarter: Q4 '08, -26.36% Year-to-date performance as of 9/30/2013: 26.47%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	For each class, the performance prior to 5/27/2009 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and lower than that of Institutional Class.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	26.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.36%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	AS OF 12/31/12*
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Guardian Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[25]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[25]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[25]
Neuberger Berman Guardian Fund | Trust Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Guardian Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income is a secondary goal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual operating expenses	rr_ExpensesOverAssets	1.08%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goals, the Fund invests primarily in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	35.01%
Annual Return 2004	rr_AnnualReturn2004	15.93%
Annual Return 2005	rr_AnnualReturn2005	8.26%
Annual Return 2006	rr_AnnualReturn2006	13.32%
Annual Return 2007	rr_AnnualReturn2007	7.38%
Annual Return 2008	rr_AnnualReturn2008	(38.27%)
Annual Return 2009	rr_AnnualReturn2009	29.81%
Annual Return 2010	rr_AnnualReturn2010	19.37%
Annual Return 2011	rr_AnnualReturn2011	(3.05%)
Annual Return 2012	rr_AnnualReturn2012	12.61%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘03, 18.18% Worst quarter: Q4 ‘08, -26.38% Year-to-date performance as of 9/30/2013: 26.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	26.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.38%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	12.61%	[13]
5 Years	rr_AverageAnnualReturnYear05	0.87%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.97%	[13]
Neuberger Berman Guardian Fund | Trust Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.75%	[13]
5 Years	rr_AverageAnnualReturnYear05	0.27%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.33%	[13]
Neuberger Berman Guardian Fund | Trust Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.32%	[13]
5 Years	rr_AverageAnnualReturnYear05	0.58%	[13]
10 Years	rr_AverageAnnualReturnYear10	6.96%	[13]
Neuberger Berman Guardian Fund | Trust Class | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[13]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[13]
Neuberger Berman Guardian Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.11%	[26]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	908
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,151
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,849
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	682
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	908
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,151
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,849
Annual Return 2003	rr_AnnualReturn2003	35.14%
Annual Return 2004	rr_AnnualReturn2004	16.06%
Annual Return 2005	rr_AnnualReturn2005	8.44%
Annual Return 2006	rr_AnnualReturn2006	13.48%
Annual Return 2007	rr_AnnualReturn2007	7.61%
Annual Return 2008	rr_AnnualReturn2008	(38.21%)
Annual Return 2009	rr_AnnualReturn2009	30.38%
Annual Return 2010	rr_AnnualReturn2010	19.79%
Annual Return 2011	rr_AnnualReturn2011	(2.74%)
Annual Return 2012	rr_AnnualReturn2012	13.01%
1 Year	rr_AverageAnnualReturnYear01	6.13%	[25]
5 Years	rr_AverageAnnualReturnYear05	(0.28%)	[25]
10 Years	rr_AverageAnnualReturnYear10	7.43%	[25]
Neuberger Berman Guardian Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.86%	[26]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,008
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,188
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,008
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,188
1 Year	rr_AverageAnnualReturnYear01	10.78%	[25]
5 Years	rr_AverageAnnualReturnYear05	0.38%	[25]
10 Years	rr_AverageAnnualReturnYear10	7.79%	[25]
Neuberger Berman Guardian Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.73%	[26]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	75
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	233
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	406
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	906
1 Year	rr_AverageAnnualReturnYear01	13.01%	[25]
5 Years	rr_AverageAnnualReturnYear05	1.18%	[25]
10 Years	rr_AverageAnnualReturnYear10	8.22%	[25]
Neuberger Berman Guardian Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.30%	[25]
5 Years	rr_AverageAnnualReturnYear05	0.60%	[25]
10 Years	rr_AverageAnnualReturnYear10	7.58%	[25]
Neuberger Berman Guardian Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.40%	[25]
5 Years	rr_AverageAnnualReturnYear05	0.85%	[25]
10 Years	rr_AverageAnnualReturnYear10	7.17%	[25]
Neuberger Berman Guardian Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Guardian Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income is a secondary goal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual operating expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.36%	[27]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	756
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,677
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goals, the Fund invests primarily in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	35.14%
Annual Return 2004	rr_AnnualReturn2004	16.06%
Annual Return 2005	rr_AnnualReturn2005	8.44%
Annual Return 2006	rr_AnnualReturn2006	13.48%
Annual Return 2007	rr_AnnualReturn2007	7.61%
Annual Return 2008	rr_AnnualReturn2008	(38.21%)
Annual Return 2009	rr_AnnualReturn2009	29.88%
Annual Return 2010	rr_AnnualReturn2010	19.06%
Annual Return 2011	rr_AnnualReturn2011	(3.34%)
Annual Return 2012	rr_AnnualReturn2012	12.33%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘03, 18.36% Worst quarter: Q4 ‘08, -26.36% Year-to-date performance as of 9/30/2013: 25.94%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance is that of the Fund's Investor Class prior to 5/27/2009. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	25.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.36%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	12.33%	[28]
5 Years	rr_AverageAnnualReturnYear05	0.74%	[28]
10 Years	rr_AverageAnnualReturnYear10	7.98%	[28]
Neuberger Berman Guardian Fund | Class R3 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.75%	[28]
5 Years	rr_AverageAnnualReturnYear05	0.18%	[28]
10 Years	rr_AverageAnnualReturnYear10	7.36%	[28]
Neuberger Berman Guardian Fund | Class R3 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.77%	[28]
5 Years	rr_AverageAnnualReturnYear05	0.47%	[28]
10 Years	rr_AverageAnnualReturnYear10	6.96%	[28]
Neuberger Berman Guardian Fund | Class R3 | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[28]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[28]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[28]
Neuberger Berman Guardian Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Guardian Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income is a secondary goal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual operating expenses	rr_ExpensesOverAssets	0.91%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goals, the Fund invests primarily in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund's portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	35.14%
Annual Return 2004	rr_AnnualReturn2004	16.06%
Annual Return 2005	rr_AnnualReturn2005	8.44%
Annual Return 2006	rr_AnnualReturn2006	13.48%
Annual Return 2007	rr_AnnualReturn2007	7.61%
Annual Return 2008	rr_AnnualReturn2008	(38.21%)
Annual Return 2009	rr_AnnualReturn2009	30.21%
Annual Return 2010	rr_AnnualReturn2010	19.51%
Annual Return 2011	rr_AnnualReturn2011	(2.94%)
Annual Return 2012	rr_AnnualReturn2012	12.81%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '03, 18.36% Worst quarter: Q4 '08, -26.36% Year-to-date performance as of 9/30/2013: 26.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	26.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.36%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	12.81%	[13]
5 Years	rr_AverageAnnualReturnYear05	1.03%	[13]
10 Years	rr_AverageAnnualReturnYear10	8.14%	[13]
Neuberger Berman Guardian Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.13%	[13]
5 Years	rr_AverageAnnualReturnYear05	0.47%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.51%	[13]
Neuberger Berman Guardian Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.23%	[13]
5 Years	rr_AverageAnnualReturnYear05	0.72%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[13]
Neuberger Berman Guardian Fund | Investor Class | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[13]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[13]
Neuberger Berman Guardian Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Guardian Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income is a secondary goal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%	[29]
Total annual operating expenses	rr_ExpensesOverAssets	1.50%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,791
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goals, the Fund invests primarily in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund's portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	34.67%
Annual Return 2004	rr_AnnualReturn2004	15.46%
Annual Return 2005	rr_AnnualReturn2005	7.75%
Annual Return 2006	rr_AnnualReturn2006	12.75%
Annual Return 2007	rr_AnnualReturn2007	6.93%
Annual Return 2008	rr_AnnualReturn2008	(38.61%)
Annual Return 2009	rr_AnnualReturn2009	29.53%
Annual Return 2010	rr_AnnualReturn2010	18.93%
Annual Return 2011	rr_AnnualReturn2011	(3.51%)
Annual Return 2012	rr_AnnualReturn2012	12.14%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '03, 18.13% Worst quarter: Q4 '08, -26.52% Year-to-date performance as of 9/30/2013: 25.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	25.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.52%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	12.14%	[30]
5 Years	rr_AverageAnnualReturnYear05	0.46%	[30]
10 Years	rr_AverageAnnualReturnYear10	7.53%	[30]
Neuberger Berman Guardian Fund | Advisor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.47%	[30]
5 Years	rr_AverageAnnualReturnYear05	(0.05%)	[30]
10 Years	rr_AverageAnnualReturnYear10	6.97%	[30]
Neuberger Berman Guardian Fund | Advisor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.77%	[30]
5 Years	rr_AverageAnnualReturnYear05	0.25%	[30]
10 Years	rr_AverageAnnualReturnYear10	6.57%	[30]
Neuberger Berman Guardian Fund | Advisor Class | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[30]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[30]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[30]
Neuberger Berman International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in common stocks of foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Geographic Risk. From time to time, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund invests in this manner, there is a greater risk that economic, political, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s investment performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 23.76% Worst quarter: Q3 '08, -23.47% Year-to-date performance as of 9/30/2013: 13.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.47%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman International Equity Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%	[31]
5 Years	rr_AverageAnnualReturnYear05	(3.21%)	[31]
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%	[31]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2005	[31]
Neuberger Berman International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.29%	[32]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	699
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	960
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,300
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,256
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	699
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	960
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,300
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,256
Annual Return 2006	rr_AnnualReturn2006	23.22%
Annual Return 2007	rr_AnnualReturn2007	3.85%
Annual Return 2008	rr_AnnualReturn2008	(45.74%)
Annual Return 2009	rr_AnnualReturn2009	36.96%
Annual Return 2010	rr_AnnualReturn2010	18.64%
Annual Return 2011	rr_AnnualReturn2011	(11.67%)
Annual Return 2012	rr_AnnualReturn2012	18.77%
1 Year	rr_AverageAnnualReturnYear01	11.94%	[31]
5 Years	rr_AverageAnnualReturnYear05	(2.71%)	[31]
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%	[31]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2005	[31]
Neuberger Berman International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	2.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.09%	[32]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	312
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	655
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,218
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,752
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,218
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,752
1 Year	rr_AverageAnnualReturnYear01	17.77%	[31]
5 Years	rr_AverageAnnualReturnYear05	(1.55%)	[31]
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%	[31]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2005	[31]
Neuberger Berman International Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.97%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.86%	[32]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,143
1 Year	rr_AverageAnnualReturnYear01	18.77%	[31]
5 Years	rr_AverageAnnualReturnYear05	(1.55%)	[31]
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%	[31]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2005	[31]
Neuberger Berman International Equity Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.50%	[31]
5 Years	rr_AverageAnnualReturnYear05	(1.97%)	[31]
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%	[31]
Neuberger Berman International Equity Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.54%	[31]
5 Years	rr_AverageAnnualReturnYear05	(1.49%)	[31]
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%	[31]
Neuberger Berman International Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Equity Fund (formerly Neuberger Berman International Institutional Fund)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.33%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in common stocks of foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Geographic Risk. From time to time, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund invests in this manner, there is a greater risk that economic, political, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s investment performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2006	rr_AnnualReturn2006	23.22%
Annual Return 2007	rr_AnnualReturn2007	3.85%
Annual Return 2008	rr_AnnualReturn2008	(45.74%)
Annual Return 2009	rr_AnnualReturn2009	36.96%
Annual Return 2010	rr_AnnualReturn2010	18.64%
Annual Return 2011	rr_AnnualReturn2011	(11.67%)
Annual Return 2012	rr_AnnualReturn2012	18.77%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 23.76% Worst quarter: Q3 '08, -23.47% Year-to-date performance as of 9/30/2013: 12.99%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance prior to 1/28/2013 is that of the Fund's Institutional Class. Because Institutional Class has lower expenses than Investor Class, its performance typically would have been better than that of Investor Class.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.47%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	18.77%	[33]
5 Years	rr_AverageAnnualReturnYear05	(1.55%)	[33]
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%	[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2005	[33]
Neuberger Berman International Equity Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.50%	[33]
5 Years	rr_AverageAnnualReturnYear05	(1.97%)	[33]
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%	[33]
Neuberger Berman International Equity Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.54%	[33]
5 Years	rr_AverageAnnualReturnYear05	(1.49%)	[33]
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%	[33]
Neuberger Berman International Equity Fund | Investor Class | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%	[33]
5 Years	rr_AverageAnnualReturnYear05	(3.21%)	[33]
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%	[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2005	[33]
Neuberger Berman International Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.92%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual operating expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.78%	[15]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,179
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in common stocks of foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Geographic Risk. From time to time, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund invests in this manner, there is a greater risk that economic, political, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s investment performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2006	rr_AnnualReturn2006	23.22%
Annual Return 2007	rr_AnnualReturn2007	3.85%
Annual Return 2008	rr_AnnualReturn2008	(45.74%)
Annual Return 2009	rr_AnnualReturn2009	36.96%
Annual Return 2010	rr_AnnualReturn2010	18.64%
Annual Return 2011	rr_AnnualReturn2011	(11.67%)
Annual Return 2012	rr_AnnualReturn2012	18.77%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 23.76% Worst quarter: Q3 ‘08, -23.47% Year-to-date performance as of 9/30/2013: 13.20%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance prior to 9/3/2013 is that of the Fund's Institutional Class. Because Institutional Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.47%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	18.77%	[34]
5 Years	rr_AverageAnnualReturnYear05	(1.55%)	[34]
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%	[34]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2005	[34]
Neuberger Berman International Equity Fund | Class R6 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.50%	[34]
5 Years	rr_AverageAnnualReturnYear05	(1.97%)	[34]
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%	[34]
Neuberger Berman International Equity Fund | Class R6 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.54%	[34]
5 Years	rr_AverageAnnualReturnYear05	(1.49%)	[34]
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%	[34]
Neuberger Berman International Equity Fund | Class R6 | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%	[34]
5 Years	rr_AverageAnnualReturnYear05	(3.21%)	[34]
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%	[34]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2005	[34]
Neuberger Berman International Equity Fund | Trust Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Equity Fund (formerly Neuberger Berman International Institutional Fund)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.22%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.43%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in common stocks of foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Geographic Risk. From time to time, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund invests in this manner, there is a greater risk that economic, political, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s investment performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2006	rr_AnnualReturn2006	23.22%
Annual Return 2007	rr_AnnualReturn2007	3.85%
Annual Return 2008	rr_AnnualReturn2008	(45.74%)
Annual Return 2009	rr_AnnualReturn2009	36.96%
Annual Return 2010	rr_AnnualReturn2010	18.64%
Annual Return 2011	rr_AnnualReturn2011	(11.67%)
Annual Return 2012	rr_AnnualReturn2012	18.77%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 23.76% Worst quarter: Q3 ‘08, -23.47% Year-to-date performance as of 9/30/2013: 12.93%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance prior to 1/28/2013 is that of the Fund's Institutional Class. Because Institutional Class has lower expenses than Trust Class, its performance typically would have been better than that of Trust Class.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.47%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	18.77%	[35]
5 Years	rr_AverageAnnualReturnYear05	(1.55%)	[35]
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%	[35]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2005	[35]
Neuberger Berman International Equity Fund | Trust Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.50%	[35]
5 Years	rr_AverageAnnualReturnYear05	(1.97%)	[35]
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%	[35]
Neuberger Berman International Equity Fund | Trust Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.54%	[35]
5 Years	rr_AverageAnnualReturnYear05	(1.49%)	[35]
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%	[35]
Neuberger Berman International Equity Fund | Trust Class | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%	[35]
5 Years	rr_AverageAnnualReturnYear05	(3.21%)	[35]
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%	[35]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2005	[35]
Neuberger Berman International Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[17]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.77%	[36]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	180
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	968
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,116
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in common stocks of foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Geographic Risk. From time to time, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund invests in this manner, there is a greater risk that economic, political, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s investment performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Description of Index” in the prospectus, has characteristics relevant to the Fund's investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2006	rr_AnnualReturn2006	23.22%
Annual Return 2007	rr_AnnualReturn2007	3.85%
Annual Return 2008	rr_AnnualReturn2008	(45.74%)
Annual Return 2009	rr_AnnualReturn2009	36.96%
Annual Return 2010	rr_AnnualReturn2010	18.64%
Annual Return 2011	rr_AnnualReturn2011	(11.67%)
Annual Return 2012	rr_AnnualReturn2012	18.77%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 23.76% Worst quarter: Q3 '08, -23.47% Year-to-date performance as of 9/30/2013: 13.20%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance is that of the Fund's Institutional Class. Because Institutional Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.47%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	18.77%	[37]
5 Years	rr_AverageAnnualReturnYear05	(1.55%)	[37]
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%	[37]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2005	[37]
Neuberger Berman International Equity Fund | Class R3 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.50%	[37]
5 Years	rr_AverageAnnualReturnYear05	(1.97%)	[37]
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%	[37]
Neuberger Berman International Equity Fund | Class R3 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.54%	[37]
5 Years	rr_AverageAnnualReturnYear05	(1.49%)	[37]
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%	[37]
Neuberger Berman International Equity Fund | Class R3 | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%	[37]
5 Years	rr_AverageAnnualReturnYear05	(3.21%)	[37]
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%	[37]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2005	[37]
Neuberger Berman International Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Large Cap Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in large-capitalization foreign companies, including companies in developed and emerging markets. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in large-capitalization companies. The Fund currently defines large-capitalization companies as those with a market capitalization greater than $2.5 billion at the time of purchase. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Geographic Risk. From time to time, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund invests in this manner, there is a greater risk that economic, political, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s investment performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 22.51% Worst quarter: Q3 '08, -22.17% Year-to-date performance as of 9/30/2013: 11.65%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	For Institutional Class, the performance prior to 10/6/2006 is that of the Fund's Trust Class. For Class A and Class C, the performance prior to 12/20/2007 is that of the Fund's Trust Class. Because Trust Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and lower than that of Institutional Class.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.17%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman International Large Cap Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%	[38]
5 Years	rr_AverageAnnualReturnYear05	(3.21%)	[38]
Since Inception	rr_AverageAnnualReturnSinceInception	1.17%	[38]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2006	[38]
Neuberger Berman International Large Cap Fund | Trust Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Large Cap Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.26%	[39]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	719
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in large-capitalization foreign companies, including companies in developed and emerging markets. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in large-capitalization companies. The Fund currently defines large-capitalization companies as those with a market capitalization greater than $2.5 billion at the time of purchase. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Geographic Risk. From time to time, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund invests in this manner, there is a greater risk that economic, political, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s investment performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 (if you are an institution or investment provider) or 800-877-9700 (if you are an individual retail investor) for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264 (if you are an institution or investment provider) or 800-877-9700 (if you are an individual retail investor)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2007	rr_AnnualReturn2007	8.24%
Annual Return 2008	rr_AnnualReturn2008	(43.23%)
Annual Return 2009	rr_AnnualReturn2009	33.51%
Annual Return 2010	rr_AnnualReturn2010	14.80%
Annual Return 2011	rr_AnnualReturn2011	(11.69%)
Annual Return 2012	rr_AnnualReturn2012	15.89%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 22.47% Worst quarter: Q3 ‘08, -22.23% Year-to-date performance as of 9/30/2013: 11.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.23%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	15.89%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.29%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2006	[1]
Neuberger Berman International Large Cap Fund | Trust Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.70%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.54%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%	[1]
Neuberger Berman International Large Cap Fund | Trust Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.58%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.00%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%	[1]
Neuberger Berman International Large Cap Fund | Trust Class | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%	[1]
5 Years	rr_AverageAnnualReturnYear05	(3.21%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.17%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2006	[1]
Neuberger Berman International Large Cap Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Large Cap Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.52%	[40]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	849
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,887
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in large-capitalization foreign companies, including companies in developed and emerging markets. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in large-capitalization companies. The Fund currently defines large-capitalization companies as those with a market capitalization greater than $2.5 billion at the time of purchase. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Geographic Risk. From time to time, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund invests in this manner, there is a greater risk that economic, political, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s investment performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2007	rr_AnnualReturn2007	8.24%
Annual Return 2008	rr_AnnualReturn2008	(43.23%)
Annual Return 2009	rr_AnnualReturn2009	33.18%
Annual Return 2010	rr_AnnualReturn2010	14.54%
Annual Return 2011	rr_AnnualReturn2011	(11.94%)
Annual Return 2012	rr_AnnualReturn2012	15.54%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 22.30% Worst quarter: Q3 ‘08, -22.23% Year-to-date performance as of 9/30/2013: 11.24%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance is that of the Fund's Trust Class prior to 5/27/2009. Because Trust Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.23%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	15.54%	[41]
5 Years	rr_AverageAnnualReturnYear05	(2.50%)	[41]
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%	[41]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2006	[41]
Neuberger Berman International Large Cap Fund | Class R3 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.37%	[41]
5 Years	rr_AverageAnnualReturnYear05	(2.73%)	[41]
Since Inception	rr_AverageAnnualReturnSinceInception	1.02%	[41]
Neuberger Berman International Large Cap Fund | Class R3 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.33%	[41]
5 Years	rr_AverageAnnualReturnYear05	(2.17%)	[41]
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%	[41]
Neuberger Berman International Large Cap Fund | Class R3 | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.90%	[41]
5 Years	rr_AverageAnnualReturnYear05	(3.21%)	[41]
Since Inception	rr_AverageAnnualReturnSinceInception	1.17%	[41]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2006	[41]
Neuberger Berman International Large Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.31%	[42]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	701
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	966
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,267
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,119
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	701
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	966
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,267
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,119
Annual Return 2007	rr_AnnualReturn2007	8.52%
Annual Return 2008	rr_AnnualReturn2008	(43.05%)
Annual Return 2009	rr_AnnualReturn2009	34.13%
Annual Return 2010	rr_AnnualReturn2010	15.14%
Annual Return 2011	rr_AnnualReturn2011	(11.36%)
Annual Return 2012	rr_AnnualReturn2012	16.33%
1 Year	rr_AverageAnnualReturnYear01	9.21%	[38]
5 Years	rr_AverageAnnualReturnYear05	(3.46%)	[38]
Since Inception	rr_AverageAnnualReturnSinceInception	0.65%	[38]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2006	[38]
Neuberger Berman International Large Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	2.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.01%	[42]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,408
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,408
1 Year	rr_AverageAnnualReturnYear01	14.01%	[38]
5 Years	rr_AverageAnnualReturnYear05	(3.00%)	[38]
Since Inception	rr_AverageAnnualReturnSinceInception	1.00%	[38]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2006	[38]
Neuberger Berman International Large Cap Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.91%	[42]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,181
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	520
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,181
1 Year	rr_AverageAnnualReturnYear01	16.33%	[38]
5 Years	rr_AverageAnnualReturnYear05	(1.93%)	[38]
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%	[38]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2006	[38]
Neuberger Berman International Large Cap Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.08%	[38]
5 Years	rr_AverageAnnualReturnYear05	(2.24%)	[38]
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%	[38]
Neuberger Berman International Large Cap Fund | Institutional | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.95%	[38]
5 Years	rr_AverageAnnualReturnYear05	(1.72%)	[38]
Since Inception	rr_AverageAnnualReturnSinceInception	1.50%	[38]
Neuberger Berman Intrinsic Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Intrinsic Value Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in common stocks of small- and mid-capitalization companies, which it defines as those companies with a total market value between $50 million and $10 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has increased above or decreased below this range.

The Fund’s strategy consists of using a bottom-up, research driven approach to identify stocks of companies that are available at market prices below the Portfolio Managers’ estimate of their intrinsic value and that the Portfolio Managers believe have the potential for appreciation in value over time. The Portfolio Managers’ estimate of a company’s intrinsic value represents their view of the company’s true, long-term economic value, which may be currently distorted by market inefficiencies. This estimate of intrinsic value represents what the Portfolio Managers believe a company could be worth if it is acquired, if its profitability normalizes to its long-term average level, or if its valuation moves in line with publicly traded peers’ valuations.

The Portfolio Managers believe that while markets are often efficient, certain investment opportunities tend to be mispriced due to market inefficiencies. For example, market inefficiencies may exist at times in the small capitalization segment of the market due to a lack of widely available research on these companies. The Portfolio Managers attempt to exploit these market inefficiencies and look for opportunities to invest in companies they believe to be undervalued, such as companies with the following characteristics:

■	Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.
■	Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.
■
Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Managers believe is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.

In seeking to identify these types of companies, the Portfolio Managers perform an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that the Portfolio Managers believe are attractive relative to current cash flows. Next, the Portfolio Managers establish an estimate of a company’s intrinsic value. The Portfolio Managers will invest in a company’s stock on the basis of the company’s discount to the Portfolio Managers’ estimate of intrinsic value and the Portfolio Managers’ belief in its potential for appreciation over time. In addition, the Portfolio Managers may invest in anticipation of a catalyst, such as a merger, liquidation, spin off, or management change. The Portfolio Managers will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and any other factors that have the potential to increase the value of the company’s stock.

The Portfolio Managers establish an intrinsic value for each security when it is purchased. Intrinsic values are updated quarterly or when the Portfolio Managers believe that market or company-specific events prompt a reassessment. A position in a particular security will be reduced or eliminated when the gap between its price and the Portfolio Managers’ estimate of its intrinsic value has narrowed or been eliminated or when other opportunities appear more attractive. Changes in management or corporate strategy may also result in the reduction or elimination of a position.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses. Certain catalysts, such as companies emerging from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more financially stable companies.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

As of May 7, 2010, the Fund is the successor to DJG Small Cap Value Fund L.P., an unregistered limited partnership (“DJG Fund”); DJG Fund was the successor to The DJG Small Cap Value Fund, an unregistered commingled investment account (“DJG Account”). The performance after September 12, 2008 is that of DJG Fund and the performance from July 8, 1997 (the Fund’s commencement of operations) to September 11, 2008 is that of DJG Account. On May 7, 2010, the DJG Fund transferred its assets to the Fund in exchange for the Fund’s Institutional Class shares. The investment policies, objectives, guidelines and restrictions of the Fund are in all material respects equivalent to those of DJG Fund and DJG Account (the “Predecessors”). As a mutual fund registered under the Investment Company Act of 1940, the Fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code to which the Predecessors were not subject. Had the Predecessors been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Code, their investment performance may have been adversely affected. The performance information reflects the actual expenses of the Predecessors.

The Predecessors did not have distribution policies. The Predecessors were an unregistered limited partnership and an unregistered commingled investment account, did not qualify as regulated investment companies for federal income tax purposes and did not pay dividends or distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the Fund prior to May 7, 2010.

Past performance is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 30.56% Worst quarter: Q4 '08, -30.60% Year-to-date performance as of 9/30/2013: 26.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	26.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.60%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Intrinsic Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%	[43]
5 Years	rr_AverageAnnualReturnYear05	3.55%	[43]
10 Years	rr_AverageAnnualReturnYear10	9.50%	[43]
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%	[43]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 1997	[43]
Neuberger Berman Intrinsic Value Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[43]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[43]
10 Years	rr_AverageAnnualReturnYear10	9.72%	[43]
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%	[43]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 1997	[43]
Neuberger Berman Intrinsic Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	1.11%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual operating expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.37%	[44]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	706
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	984
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,327
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,292
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	706
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	984
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,327
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,292
1 Year	rr_AverageAnnualReturnYear01	11.47%	[43]
5 Years	rr_AverageAnnualReturnYear05	2.82%	[43]
10 Years	rr_AverageAnnualReturnYear10	11.43%	[43]
Since Inception	rr_AverageAnnualReturnSinceInception	10.19%	[43]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 1997	[43]
Neuberger Berman Intrinsic Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	1.11%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual operating expenses	rr_ExpensesOverAssets	2.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.12%	[44]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,183
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,607
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,183
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,607
1 Year	rr_AverageAnnualReturnYear01	16.54%	[43]
5 Years	rr_AverageAnnualReturnYear05	3.64%	[43]
10 Years	rr_AverageAnnualReturnYear10	11.88%	[43]
Since Inception	rr_AverageAnnualReturnSinceInception	10.48%	[43]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 1997	[43]
Neuberger Berman Intrinsic Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual operating expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.01%	[44]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	599
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,392
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	599
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,392
Annual Return 2003	rr_AnnualReturn2003	61.97%
Annual Return 2004	rr_AnnualReturn2004	19.47%
Annual Return 2005	rr_AnnualReturn2005	2.54%
Annual Return 2006	rr_AnnualReturn2006	22.01%
Annual Return 2007	rr_AnnualReturn2007	6.09%
Annual Return 2008	rr_AnnualReturn2008	(41.04%)
Annual Return 2009	rr_AnnualReturn2009	60.80%
Annual Return 2010	rr_AnnualReturn2010	24.86%
Annual Return 2011	rr_AnnualReturn2011	(12.43%)
Annual Return 2012	rr_AnnualReturn2012	18.74%
1 Year	rr_AverageAnnualReturnYear01	18.74%	[43]
5 Years	rr_AverageAnnualReturnYear05	4.24%	[43]
10 Years	rr_AverageAnnualReturnYear10	12.20%	[43]
Since Inception	rr_AverageAnnualReturnSinceInception	10.68%	[43]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 1997	[43]
Neuberger Berman Intrinsic Value Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.45%	[43]
5 Years	rr_AverageAnnualReturnYear05		[43]
10 Years	rr_AverageAnnualReturnYear10		[43]
Since Inception	rr_AverageAnnualReturnSinceInception		[43]
Neuberger Berman Intrinsic Value Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.56%	[43]
5 Years	rr_AverageAnnualReturnYear05		[43]
10 Years	rr_AverageAnnualReturnYear10		[43]
Since Inception	rr_AverageAnnualReturnSinceInception		[43]
Neuberger Berman Large Cap Disciplined Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Disciplined Growth Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in stocks of large-capitalization companies, which it defines as those with a market capitalization greater than $3 billion at the time of purchase. The Fund seeks to generate a return that is greater than the average return for stocks in the Russell 1000 Growth Index.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and a catalyst-driven approach, the Portfolio Managers seek to purchase what they believe to be high-quality, dynamic companies that exhibit acceleration in key growth metrics, such as earnings per share, driven by an identifiable catalyst and that are selling at valuations that the Portfolio Managers believe offer the potential for protection from a drop in price.

The catalyst-driven approach involves examining companies for the presence of potential catalysts for growth which may include: new product development; management changes; demographic shifts; regulatory changes; and mergers, acquisitions and corporate reorganizations. The Portfolio Managers then look to analyze the significance of the catalyst to determine whether the company demonstrates the necessary qualities for inclusion in the Fund’s portfolio.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when an expected catalyst does not materialize, when a catalyst’s impact is below expectations, when the fundamental picture for the company or industry deteriorates, when more attractive alternatives are available at better valuation levels, when they believe the stock has become fully valued, or when the stock grows too large relative to the rest of the portfolio. As part of the Portfolio Managers’ sell discipline, they identify stocks that are down from cost or down from a 52-week high and re-evaluate those stocks to determine whether or not they still demonstrate the necessary qualities for inclusion in the Fund’s portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in stocks of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q1 '12, 15.61% Worst quarter: Q4 '08, -20.51% Year-to-date performance as of 9/30/2013: 18.28%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	For each class, the performance prior to 4/6/2009 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and lower than that of Institutional Class.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.51%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Large Cap Disciplined Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%	[45]
5 Years	rr_AverageAnnualReturnYear05	3.12%	[45]
10 Years	rr_AverageAnnualReturnYear10	7.52%	[45]
Neuberger Berman Large Cap Disciplined Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual operating expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.11%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	908
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,162
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,890
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	682
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	908
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,162
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,890
1 Year	rr_AverageAnnualReturnYear01	4.02%	[45]
5 Years	rr_AverageAnnualReturnYear05	(1.63%)	[45]
10 Years	rr_AverageAnnualReturnYear10	4.84%	[45]
Neuberger Berman Large Cap Disciplined Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual operating expenses	rr_ExpensesOverAssets	1.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.86%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,019
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,228
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,019
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,228
1 Year	rr_AverageAnnualReturnYear01	8.65%	[45]
5 Years	rr_AverageAnnualReturnYear05	(0.98%)	[45]
10 Years	rr_AverageAnnualReturnYear10	5.19%	[45]
Neuberger Berman Large Cap Disciplined Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual operating expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.75%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	429
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	975
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	429
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	975
Annual Return 2003	rr_AnnualReturn2003	25.80%
Annual Return 2004	rr_AnnualReturn2004	1.53%
Annual Return 2005	rr_AnnualReturn2005	6.95%
Annual Return 2006	rr_AnnualReturn2006	8.91%
Annual Return 2007	rr_AnnualReturn2007	17.07%
Annual Return 2008	rr_AnnualReturn2008	(34.93%)
Annual Return 2009	rr_AnnualReturn2009	27.47%
Annual Return 2010	rr_AnnualReturn2010	12.85%
Annual Return 2011	rr_AnnualReturn2011	(4.36%)
Annual Return 2012	rr_AnnualReturn2012	10.87%
1 Year	rr_AverageAnnualReturnYear01	10.87%	[45]
5 Years	rr_AverageAnnualReturnYear05	(0.15%)	[45]
10 Years	rr_AverageAnnualReturnYear10	5.63%	[45]
Neuberger Berman Large Cap Disciplined Growth Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.89%	[45]
5 Years	rr_AverageAnnualReturnYear05	(0.48%)	[45]
10 Years	rr_AverageAnnualReturnYear10	5.45%	[45]
Neuberger Berman Large Cap Disciplined Growth Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.35%	[45]
5 Years	rr_AverageAnnualReturnYear05	(0.14%)	[45]
10 Years	rr_AverageAnnualReturnYear10	4.93%	[45]
Neuberger Berman Large Cap Disciplined Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Disciplined Growth Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%	[46]
Total annual operating expenses	rr_ExpensesOverAssets	1.11%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in stocks of large-capitalization companies, which it defines as those with a market capitalization greater than $3 billion at the time of purchase. The Fund seeks to generate a return that is greater than the average return for stocks in the Russell 1000 Growth Index.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and a catalyst-driven approach, the Portfolio Managers seek to purchase what they believe to be high-quality, dynamic companies that exhibit acceleration in key growth metrics, such as earnings per share, driven by an identifiable catalyst and that are selling at valuations that the Portfolio Managers believe offer the potential for protection from a drop in price.

The catalyst-driven approach involves examining companies for the presence of potential catalysts for growth which may include: new product development; management changes; demographic shifts; regulatory changes; and mergers, acquisitions and corporate reorganizations. The Portfolio Managers then look to analyze the significance of the catalyst to determine whether the company demonstrates the necessary qualities for inclusion in the Fund’s portfolio.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when an expected catalyst does not materialize, when a catalyst’s impact is below expectations, when the fundamental picture for the company or industry deteriorates, when more attractive alternatives are available at better valuation levels, when they believe the stock has become fully valued, or when the stock grows too large relative to the rest of the portfolio. As part of the Portfolio Managers’ sell discipline, they identify stocks that are down from cost or down from a 52-week high and re-evaluate those stocks to determine whether or not they still demonstrate the necessary qualities for inclusion in the Fund’s portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in stocks of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	25.80%
Annual Return 2004	rr_AnnualReturn2004	1.53%
Annual Return 2005	rr_AnnualReturn2005	6.95%
Annual Return 2006	rr_AnnualReturn2006	8.91%
Annual Return 2007	rr_AnnualReturn2007	17.07%
Annual Return 2008	rr_AnnualReturn2008	(34.93%)
Annual Return 2009	rr_AnnualReturn2009	27.19%
Annual Return 2010	rr_AnnualReturn2010	12.47%
Annual Return 2011	rr_AnnualReturn2011	(4.82%)
Annual Return 2012	rr_AnnualReturn2012	10.48%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q1 '12, 15.53% Worst quarter: Q4 '08, -20.51% Year-to-date performance as of 9/30/2013: 18.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.51%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	10.48%	[30]
5 Years	rr_AverageAnnualReturnYear05	(0.43%)	[30]
10 Years	rr_AverageAnnualReturnYear10	5.48%	[30]
Neuberger Berman Large Cap Disciplined Growth Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.56%	[30]
5 Years	rr_AverageAnnualReturnYear05	(0.73%)	[30]
10 Years	rr_AverageAnnualReturnYear10	5.31%	[30]
Neuberger Berman Large Cap Disciplined Growth Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.02%	[30]
5 Years	rr_AverageAnnualReturnYear05	(0.38%)	[30]
10 Years	rr_AverageAnnualReturnYear10	4.80%	[30]
Neuberger Berman Large Cap Disciplined Growth Fund | Investor Class | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%	[30]
5 Years	rr_AverageAnnualReturnYear05	3.12%	[30]
10 Years	rr_AverageAnnualReturnYear10	7.52%	[30]
Neuberger Berman Large Cap Disciplined Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Disciplined Growth Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual operating expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.36%	[27]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	767
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,719
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in stocks of large-capitalization companies, which it defines as those with a market capitalization greater than $3 billion at the time of purchase. The Fund seeks to generate a return that is greater than the average return for stocks in the Russell 1000 Growth Index.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and a catalyst-driven approach, the Portfolio Managers seek to purchase what they believe to be high-quality, dynamic companies that exhibit acceleration in key growth metrics, such as earnings per share, driven by an identifiable catalyst and that are selling at valuations that the Portfolio Managers believe offer the potential for protection from a drop in price.

The catalyst-driven approach involves examining companies for the presence of potential catalysts for growth which may include: new product development; management changes; demographic shifts; regulatory changes; and mergers, acquisitions and corporate reorganizations. The Portfolio Managers then look to analyze the significance of the catalyst to determine whether the company demonstrates the necessary qualities for inclusion in the Fund’s portfolio.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when an expected catalyst does not materialize, when a catalyst’s impact is below expectations, when the fundamental picture for the company or industry deteriorates, when more attractive alternatives are available at better valuation levels, when they believe the stock has become fully valued, or when the stock grows too large relative to the rest of the portfolio. As part of the Portfolio Managers’ sell discipline, they identify stocks that are down from cost or down from a 52-week high and re-evaluate those stocks to determine whether or not they still demonstrate the necessary qualities for inclusion in the Fund’s portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in stocks of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	25.80%
Annual Return 2004	rr_AnnualReturn2004	1.53%
Annual Return 2005	rr_AnnualReturn2005	6.95%
Annual Return 2006	rr_AnnualReturn2006	8.91%
Annual Return 2007	rr_AnnualReturn2007	17.07%
Annual Return 2008	rr_AnnualReturn2008	(34.93%)
Annual Return 2009	rr_AnnualReturn2009	27.16%
Annual Return 2010	rr_AnnualReturn2010	12.17%
Annual Return 2011	rr_AnnualReturn2011	(5.10%)
Annual Return 2012	rr_AnnualReturn2012	10.31%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q1 ‘12, 15.50% Worst quarter: Q4 ‘08, -20.51% Year-to-date performance as of 9/30/2013: 17.79%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance is that of the Fund's Investor Class prior to 5/27/2009. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.51%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	10.31%	[28]
5 Years	rr_AverageAnnualReturnYear05	(0.57%)	[28]
10 Years	rr_AverageAnnualReturnYear10	5.40%	[28]
Neuberger Berman Large Cap Disciplined Growth Fund | Class R3 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.42%	[28]
5 Years	rr_AverageAnnualReturnYear05	(0.87%)	[28]
10 Years	rr_AverageAnnualReturnYear10	5.24%	[28]
Neuberger Berman Large Cap Disciplined Growth Fund | Class R3 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.87%	[28]
5 Years	rr_AverageAnnualReturnYear05	(0.50%)	[28]
10 Years	rr_AverageAnnualReturnYear10	4.73%	[28]
Neuberger Berman Large Cap Disciplined Growth Fund | Class R3 | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%	[28]
5 Years	rr_AverageAnnualReturnYear05	3.12%	[28]
10 Years	rr_AverageAnnualReturnYear10	7.52%	[28]
Neuberger Berman Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	159.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000 Value Index at the time of purchase.

The Portfolio Manager looks for what he believes to be well-managed companies whose stock prices are undervalued. The Portfolio Manager seeks to identify companies with catalysts that he believes have the potential to improve the companies' earnings from depressed levels. Such catalysts may include: management changes, restructurings, new products, new services, or new markets. The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund seeks to reduce risk by diversifying among many companies and industries. However, at times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Catalyst Risk. Investing in companies with potential catalysts carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Prior to April 2, 2012, the Fund had a policy of investing mainly in common stocks of mid- to large-capitalization companies. Its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 28.30% Worst quarter: Q4 '08, -32.74% Year-to-date performance as of 9/30/2013: 19.28%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	For Institutional Class, the performance prior to 6/7/2006 is that of the Fund's Investor Class. For Class A and Class C, the performance prior to 6/21/2010 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.74%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Large Cap Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%	[47]
5 Years	rr_AverageAnnualReturnYear05	0.59%	[47]
10 Years	rr_AverageAnnualReturnYear10	7.38%	[47]
Neuberger Berman Large Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.12%	[48]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	683
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	911
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,156
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,860
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	683
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	911
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,156
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,860
1 Year	rr_AverageAnnualReturnYear01	9.99%	[47]
5 Years	rr_AverageAnnualReturnYear05	(3.40%)	[47]
10 Years	rr_AverageAnnualReturnYear10	7.20%	[47]
Neuberger Berman Large Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.87%	[48]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,011
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	588
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
1 Year	rr_AverageAnnualReturnYear01	14.84%	[47]
5 Years	rr_AverageAnnualReturnYear05	(2.63%)	[47]
10 Years	rr_AverageAnnualReturnYear10	7.62%	[47]
Neuberger Berman Large Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.71%	[48]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	397
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	892
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	397
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	892
Annual Return 2003	rr_AnnualReturn2003	35.87%
Annual Return 2004	rr_AnnualReturn2004	19.21%
Annual Return 2005	rr_AnnualReturn2005	17.99%
Annual Return 2006	rr_AnnualReturn2006	13.30%
Annual Return 2007	rr_AnnualReturn2007	10.24%
Annual Return 2008	rr_AnnualReturn2008	(51.88%)
Annual Return 2009	rr_AnnualReturn2009	56.34%
Annual Return 2010	rr_AnnualReturn2010	15.57%
Annual Return 2011	rr_AnnualReturn2011	(11.10%)
Annual Return 2012	rr_AnnualReturn2012	17.17%
1 Year	rr_AverageAnnualReturnYear01	17.17%	[47]
5 Years	rr_AverageAnnualReturnYear05	(1.96%)	[47]
10 Years	rr_AverageAnnualReturnYear10	8.02%	[47]
Neuberger Berman Large Cap Value Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.92%	[47]
5 Years	rr_AverageAnnualReturnYear05	(2.13%)	[47]
10 Years	rr_AverageAnnualReturnYear10	7.72%	[47]
Neuberger Berman Large Cap Value Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.49%	[47]
5 Years	rr_AverageAnnualReturnYear05	(1.70%)	[47]
10 Years	rr_AverageAnnualReturnYear10	7.07%	[47]
Neuberger Berman Large Cap Value Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.22%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	159.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000 Value Index at the time of purchase.

The Portfolio Manager looks for what he believes to be well-managed companies whose stock prices are undervalued. The Portfolio Manager seeks to identify companies with catalysts that he believes have the potential to improve the companies' earnings from depressed levels. Such catalysts may include: management changes, restructurings, new products, new services, or new markets. The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund seeks to reduce risk by diversifying among many companies and industries. However, at times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Catalyst Risk. Investing in companies with potential catalysts carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund's average net assets during the current fiscal year due to market volatility or other factors could cause the Fund's expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Prior to April 2, 2012, the Fund had a policy of investing mainly in common stocks of mid- to large-capitalization companies. Its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	35.38%
Annual Return 2004	rr_AnnualReturn2004	18.67%
Annual Return 2005	rr_AnnualReturn2005	17.60%
Annual Return 2006	rr_AnnualReturn2006	12.84%
Annual Return 2007	rr_AnnualReturn2007	9.71%
Annual Return 2008	rr_AnnualReturn2008	(52.13%)
Annual Return 2009	rr_AnnualReturn2009	55.53%
Annual Return 2010	rr_AnnualReturn2010	15.00%
Annual Return 2011	rr_AnnualReturn2011	(11.57%)
Annual Return 2012	rr_AnnualReturn2012	16.60%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 28.19% Worst quarter: Q4 '08, -32.84% Year-to-date performance as of 9/30/2013: 18.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.84%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	16.60%	[13]
5 Years	rr_AverageAnnualReturnYear05	(2.46%)	[13]
10 Years	rr_AverageAnnualReturnYear10	7.52%	[13]
Neuberger Berman Large Cap Value Fund | Advisor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.32%	[13]
5 Years	rr_AverageAnnualReturnYear05	(2.61%)	[13]
10 Years	rr_AverageAnnualReturnYear10	7.27%	[13]
Neuberger Berman Large Cap Value Fund | Advisor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.15%	[13]
5 Years	rr_AverageAnnualReturnYear05	(2.11%)	[13]
10 Years	rr_AverageAnnualReturnYear10	6.64%	[13]
Neuberger Berman Large Cap Value Fund | Advisor Class | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%	[13]
5 Years	rr_AverageAnnualReturnYear05	0.59%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.38%	[13]
Neuberger Berman Large Cap Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.37%	[49]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	159.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,705
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000 Value Index at the time of purchase.

The Portfolio Manager looks for what he believes to be well-managed companies whose stock prices are undervalued. The Portfolio Manager seeks to identify companies with catalysts that he believes have the potential to improve the companies’ earnings from depressed levels. Such catalysts may include: management changes, restructurings, new products, new services, or new markets. The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund seeks to reduce risk by diversifying among many companies and industries. However, at times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Catalyst Risk. Investing in companies with potential catalysts carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Prior to April 2, 2012, the Fund had a policy of investing mainly in common stocks of mid- to large-capitalization companies. Its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	35.87%
Annual Return 2004	rr_AnnualReturn2004	19.21%
Annual Return 2005	rr_AnnualReturn2005	17.99%
Annual Return 2006	rr_AnnualReturn2006	13.19%
Annual Return 2007	rr_AnnualReturn2007	10.10%
Annual Return 2008	rr_AnnualReturn2008	(51.98%)
Annual Return 2009	rr_AnnualReturn2009	56.10%
Annual Return 2010	rr_AnnualReturn2010	15.07%
Annual Return 2011	rr_AnnualReturn2011	(11.70%)
Annual Return 2012	rr_AnnualReturn2012	16.44%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 28.23% Worst quarter: Q4 ‘08, -32.80% Year-to-date performance as of 9/30/2013: 18.73%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance is that of the Fund's Investor Class prior to 6/21/2010. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.80%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	16.44%	[50]
5 Years	rr_AverageAnnualReturnYear05	(2.38%)	[50]
10 Years	rr_AverageAnnualReturnYear10	7.76%	[50]
Neuberger Berman Large Cap Value Fund | Class R3 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.44%	[50]
5 Years	rr_AverageAnnualReturnYear05	(2.49%)	[50]
10 Years	rr_AverageAnnualReturnYear10	7.50%	[50]
Neuberger Berman Large Cap Value Fund | Class R3 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.68%	[50]
5 Years	rr_AverageAnnualReturnYear05	(2.05%)	[50]
10 Years	rr_AverageAnnualReturnYear10	6.85%	[50]
Neuberger Berman Large Cap Value Fund | Class R3 | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%	[50]
5 Years	rr_AverageAnnualReturnYear05	0.59%	[50]
10 Years	rr_AverageAnnualReturnYear10	7.38%	[50]
Neuberger Berman Large Cap Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	0.87%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	159.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000 Value Index at the time of purchase.

The Portfolio Manager looks for what he believes to be well-managed companies whose stock prices are undervalued. The Portfolio Manager seeks to identify companies with catalysts that he believes have the potential to improve the companies' earnings from depressed levels. Such catalysts may include: management changes, restructurings, new products, new services, or new markets. The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund seeks to reduce risk by diversifying among many companies and industries. However, at times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Catalyst Risk. Investing in companies with potential catalysts carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund's average net assets during the current fiscal year due to market volatility or other factors could cause the Fund's expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Prior to April 2, 2012, the Fund had a policy of investing mainly in common stocks of mid- to large-capitalization companies. Its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	35.87%
Annual Return 2004	rr_AnnualReturn2004	19.21%
Annual Return 2005	rr_AnnualReturn2005	17.99%
Annual Return 2006	rr_AnnualReturn2006	13.19%
Annual Return 2007	rr_AnnualReturn2007	10.10%
Annual Return 2008	rr_AnnualReturn2008	(51.98%)
Annual Return 2009	rr_AnnualReturn2009	56.10%
Annual Return 2010	rr_AnnualReturn2010	15.40%
Annual Return 2011	rr_AnnualReturn2011	(11.27%)
Annual Return 2012	rr_AnnualReturn2012	16.96%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 28.23% Worst quarter: Q4 '08, -32.80% Year-to-date performance as of 9/30/2013: 19.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.80%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	16.96%	[13]
5 Years	rr_AverageAnnualReturnYear05	(2.14%)	[13]
10 Years	rr_AverageAnnualReturnYear10	7.90%	[13]
Neuberger Berman Large Cap Value Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.73%	[13]
5 Years	rr_AverageAnnualReturnYear05	(2.28%)	[13]
10 Years	rr_AverageAnnualReturnYear10	7.62%	[13]
Neuberger Berman Large Cap Value Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.31%	[13]
5 Years	rr_AverageAnnualReturnYear05	(1.84%)	[13]
10 Years	rr_AverageAnnualReturnYear10	6.97%	[13]
Neuberger Berman Large Cap Value Fund | Investor Class | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%	[13]
5 Years	rr_AverageAnnualReturnYear05	0.59%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.38%	[13]
Neuberger Berman Large Cap Value Fund | Trust Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.07%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	159.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000 Value Index at the time of purchase.

The Portfolio Manager looks for what he believes to be well-managed companies whose stock prices are undervalued. The Portfolio Manager seeks to identify companies with catalysts that he believes have the potential to improve the companies’ earnings from depressed levels. Such catalysts may include: management changes, restructurings, new products, new services, or new markets. The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund seeks to reduce risk by diversifying among many companies and industries. However, at times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Catalyst Risk. Investing in companies with potential catalysts carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Prior to April 2, 2012, the Fund had a policy of investing mainly in common stocks of mid- to large-capitalization companies. Its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	35.66%
Annual Return 2004	rr_AnnualReturn2004	19.02%
Annual Return 2005	rr_AnnualReturn2005	17.81%
Annual Return 2006	rr_AnnualReturn2006	13.04%
Annual Return 2007	rr_AnnualReturn2007	9.84%
Annual Return 2008	rr_AnnualReturn2008	(52.06%)
Annual Return 2009	rr_AnnualReturn2009	55.85%
Annual Return 2010	rr_AnnualReturn2010	15.20%
Annual Return 2011	rr_AnnualReturn2011	(11.46%)
Annual Return 2012	rr_AnnualReturn2012	16.81%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 28.25% Worst quarter: Q4 ‘08, -32.84% Year-to-date performance as of 9/30/2013: 18.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.84%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	16.81%	[13]
5 Years	rr_AverageAnnualReturnYear05	(2.30%)	[13]
10 Years	rr_AverageAnnualReturnYear10	7.71%	[13]
Neuberger Berman Large Cap Value Fund | Trust Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.58%	[13]
5 Years	rr_AverageAnnualReturnYear05	(2.44%)	[13]
10 Years	rr_AverageAnnualReturnYear10	7.45%	[13]
Neuberger Berman Large Cap Value Fund | Trust Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.22%	[13]
5 Years	rr_AverageAnnualReturnYear05	(1.98%)	[13]
10 Years	rr_AverageAnnualReturnYear10	6.81%	[13]
Neuberger Berman Large Cap Value Fund | Trust Class | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%	[13]
5 Years	rr_AverageAnnualReturnYear05	0.59%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.38%	[13]
Neuberger Berman Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '03, 15.96% Worst quarter: Q4 '08, -23.29% Year-to-date performance as of 9/30/2013: 22.58%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	For Institutional Class, the performance prior to 4/19/2007 is that of the Fund's Investor Class. For Class A and Class C, the performance prior to 5/27/2009 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.29%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%	[51]
5 Years	rr_AverageAnnualReturnYear05	3.23%	[51]
10 Years	rr_AverageAnnualReturnYear10	10.32%	[51]
Neuberger Berman Mid Cap Growth Fund | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%	[51]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[51]
10 Years	rr_AverageAnnualReturnYear10	10.65%	[51]
Neuberger Berman Mid Cap Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	6.61%
Total annual operating expenses	rr_ExpensesOverAssets	7.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.53%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.69%	[52]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,823
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,529
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	30.57%
Annual Return 2004	rr_AnnualReturn2004	16.22%
Annual Return 2005	rr_AnnualReturn2005	13.38%
Annual Return 2006	rr_AnnualReturn2006	14.59%
Annual Return 2007	rr_AnnualReturn2007	21.59%
Annual Return 2008	rr_AnnualReturn2008	(40.98%)
Annual Return 2009	rr_AnnualReturn2009	29.17%
Annual Return 2010	rr_AnnualReturn2010	27.84%
Annual Return 2011	rr_AnnualReturn2011	1.51%
Annual Return 2012	rr_AnnualReturn2012	12.17%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘03, 15.96% Worst quarter: Q4 ‘08, -23.49% Year-to-date performance as of 9/30/2013: 22.71%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance prior to 3/15/2013 is that of the Fund's Investor Class. Because Investor Class has higher expenses than Class R6 its performance typically would have been lower than that of Class R6.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.49%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	12.17%	[53]
5 Years	rr_AverageAnnualReturnYear05	2.10%	[53]
10 Years	rr_AverageAnnualReturnYear10	10.28%	[53]
Neuberger Berman Mid Cap Growth Fund | Class R6 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.65%	[53]
5 Years	rr_AverageAnnualReturnYear05	1.81%	[53]
10 Years	rr_AverageAnnualReturnYear10	10.12%	[53]
Neuberger Berman Mid Cap Growth Fund | Class R6 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.55%	[53]
5 Years	rr_AverageAnnualReturnYear05	1.68%	[53]
10 Years	rr_AverageAnnualReturnYear10	9.13%	[53]
Neuberger Berman Mid Cap Growth Fund | Class R6 | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%	[53]
5 Years	rr_AverageAnnualReturnYear05	3.23%	[53]
10 Years	rr_AverageAnnualReturnYear10	10.32%	[53]
Neuberger Berman Mid Cap Growth Fund | Class R6 | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%	[53]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[53]
10 Years	rr_AverageAnnualReturnYear10	10.65%	[53]
Neuberger Berman Mid Cap Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual operating expenses	rr_ExpensesOverAssets	0.98%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund's average net assets during the current fiscal year due to market volatility or other factors could cause the Fund's expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	30.57%
Annual Return 2004	rr_AnnualReturn2004	16.22%
Annual Return 2005	rr_AnnualReturn2005	13.38%
Annual Return 2006	rr_AnnualReturn2006	14.59%
Annual Return 2007	rr_AnnualReturn2007	21.59%
Annual Return 2008	rr_AnnualReturn2008	(40.98%)
Annual Return 2009	rr_AnnualReturn2009	29.17%
Annual Return 2010	rr_AnnualReturn2010	27.84%
Annual Return 2011	rr_AnnualReturn2011	1.51%
Annual Return 2012	rr_AnnualReturn2012	12.17%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '03, 15.96% Worst quarter: Q4 '08, -23.49% Year-to-date performance as of 9/30/2013: 22.47%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.49%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	12.17%	[13]
5 Years	rr_AverageAnnualReturnYear05	2.10%	[13]
10 Years	rr_AverageAnnualReturnYear10	10.28%	[13]
Neuberger Berman Mid Cap Growth Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.65%	[13]
5 Years	rr_AverageAnnualReturnYear05	1.81%	[13]
10 Years	rr_AverageAnnualReturnYear10	10.12%	[13]
Neuberger Berman Mid Cap Growth Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.55%	[13]
5 Years	rr_AverageAnnualReturnYear05	1.68%	[13]
10 Years	rr_AverageAnnualReturnYear10	9.13%	[13]
Neuberger Berman Mid Cap Growth Fund | Investor Class | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%	[13]
5 Years	rr_AverageAnnualReturnYear05	3.23%	[13]
10 Years	rr_AverageAnnualReturnYear10	10.32%	[13]
Neuberger Berman Mid Cap Growth Fund | Investor Class | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%	[13]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[13]
10 Years	rr_AverageAnnualReturnYear10	10.65%	[13]
Neuberger Berman Mid Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual operating expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.12%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	683
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	911
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,909
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	683
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	911
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,909
1 Year	rr_AverageAnnualReturnYear01	5.66%	[51]
5 Years	rr_AverageAnnualReturnYear05	0.85%	[51]
10 Years	rr_AverageAnnualReturnYear10	9.60%	[51]
Neuberger Berman Mid Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual operating expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.87%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,031
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,262
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	588
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,031
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,262
1 Year	rr_AverageAnnualReturnYear01	10.27%	[51]
5 Years	rr_AverageAnnualReturnYear05	1.50%	[51]
10 Years	rr_AverageAnnualReturnYear10	9.95%	[51]
Neuberger Berman Mid Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual operating expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.76%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	429
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	969
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	429
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	969
Annual Return 2003	rr_AnnualReturn2003	30.57%
Annual Return 2004	rr_AnnualReturn2004	16.22%
Annual Return 2005	rr_AnnualReturn2005	13.38%
Annual Return 2006	rr_AnnualReturn2006	14.59%
Annual Return 2007	rr_AnnualReturn2007	21.82%
Annual Return 2008	rr_AnnualReturn2008	(40.73%)
Annual Return 2009	rr_AnnualReturn2009	29.75%
Annual Return 2010	rr_AnnualReturn2010	28.25%
Annual Return 2011	rr_AnnualReturn2011	1.67%
Annual Return 2012	rr_AnnualReturn2012	12.58%
1 Year	rr_AverageAnnualReturnYear01	12.58%	[51]
5 Years	rr_AverageAnnualReturnYear05	2.46%	[51]
10 Years	rr_AverageAnnualReturnYear10	10.49%	[51]
Neuberger Berman Mid Cap Growth Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.99%	[51]
5 Years	rr_AverageAnnualReturnYear05	2.15%	[51]
10 Years	rr_AverageAnnualReturnYear10	10.32%	[51]
Neuberger Berman Mid Cap Growth Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.82%	[51]
5 Years	rr_AverageAnnualReturnYear05	1.97%	[51]
10 Years	rr_AverageAnnualReturnYear10	9.32%	[51]
Neuberger Berman Mid Cap Growth Fund | Trust Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.93%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual operating expenses	rr_ExpensesOverAssets	1.04%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	30.55%
Annual Return 2004	rr_AnnualReturn2004	16.03%
Annual Return 2005	rr_AnnualReturn2005	13.07%
Annual Return 2006	rr_AnnualReturn2006	14.20%
Annual Return 2007	rr_AnnualReturn2007	21.26%
Annual Return 2008	rr_AnnualReturn2008	(41.14%)
Annual Return 2009	rr_AnnualReturn2009	29.08%
Annual Return 2010	rr_AnnualReturn2010	27.79%
Annual Return 2011	rr_AnnualReturn2011	1.38%
Annual Return 2012	rr_AnnualReturn2012	12.17%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘03, 15.80% Worst quarter: Q4 ‘08, -23.55% Year-to-date performance as of 9/30/2013: 22.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.55%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	12.17%	[13]
5 Years	rr_AverageAnnualReturnYear05	2.00%	[13]
10 Years	rr_AverageAnnualReturnYear10	10.10%	[13]
Neuberger Berman Mid Cap Growth Fund | Trust Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.21%	[13]
5 Years	rr_AverageAnnualReturnYear05	1.82%	[13]
10 Years	rr_AverageAnnualReturnYear10	10.01%	[13]
Neuberger Berman Mid Cap Growth Fund | Trust Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.33%	[13]
5 Years	rr_AverageAnnualReturnYear05	1.64%	[13]
10 Years	rr_AverageAnnualReturnYear10	9.00%	[13]
Neuberger Berman Mid Cap Growth Fund | Trust Class | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%	[13]
5 Years	rr_AverageAnnualReturnYear05	3.23%	[13]
10 Years	rr_AverageAnnualReturnYear10	10.32%	[13]
Neuberger Berman Mid Cap Growth Fund | Trust Class | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%	[13]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[13]
10 Years	rr_AverageAnnualReturnYear10	10.65%	[13]
Neuberger Berman Mid Cap Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual operating expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.37%	[27]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	764
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,697
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	30.57%
Annual Return 2004	rr_AnnualReturn2004	16.22%
Annual Return 2005	rr_AnnualReturn2005	13.38%
Annual Return 2006	rr_AnnualReturn2006	14.59%
Annual Return 2007	rr_AnnualReturn2007	21.59%
Annual Return 2008	rr_AnnualReturn2008	(40.98%)
Annual Return 2009	rr_AnnualReturn2009	29.01%
Annual Return 2010	rr_AnnualReturn2010	27.48%
Annual Return 2011	rr_AnnualReturn2011	1.02%
Annual Return 2012	rr_AnnualReturn2012	11.86%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘03, 15.96% Worst quarter: Q4 ‘08, -23.49% Year-to-date performance as of 9/30/2013: 22.15%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance is that of the Fund's Investor Class prior to 5/27/2009. Because Investor Class has lower expenses than Class R3 its performance typically would have been better than that of Class R3.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.49%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	11.86%	[54]
5 Years	rr_AverageAnnualReturnYear05	1.86%	[54]
10 Years	rr_AverageAnnualReturnYear10	10.15%	[54]
Neuberger Berman Mid Cap Growth Fund | Class R3 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.97%	[54]
5 Years	rr_AverageAnnualReturnYear05	1.70%	[54]
10 Years	rr_AverageAnnualReturnYear10	10.06%	[54]
Neuberger Berman Mid Cap Growth Fund | Class R3 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.11%	[54]
5 Years	rr_AverageAnnualReturnYear05	1.53%	[54]
10 Years	rr_AverageAnnualReturnYear10	9.04%	[54]
Neuberger Berman Mid Cap Growth Fund | Class R3 | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%	[54]
5 Years	rr_AverageAnnualReturnYear05	3.23%	[54]
10 Years	rr_AverageAnnualReturnYear10	10.32%	[54]
Neuberger Berman Mid Cap Growth Fund | Class R3 | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%	[54]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[54]
10 Years	rr_AverageAnnualReturnYear10	10.65%	[54]
Neuberger Berman Mid Cap Growth Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.93%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual operating expenses	rr_ExpensesOverAssets	1.30%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,568
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund's average net assets during the current fiscal year due to market volatility or other factors could cause the Fund's expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	29.96%
Annual Return 2004	rr_AnnualReturn2004	15.37%
Annual Return 2005	rr_AnnualReturn2005	12.87%
Annual Return 2006	rr_AnnualReturn2006	14.11%
Annual Return 2007	rr_AnnualReturn2007	20.89%
Annual Return 2008	rr_AnnualReturn2008	(41.27%)
Annual Return 2009	rr_AnnualReturn2009	28.84%
Annual Return 2010	rr_AnnualReturn2010	27.27%
Annual Return 2011	rr_AnnualReturn2011	0.90%
Annual Return 2012	rr_AnnualReturn2012	11.82%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '03, 15.64% Worst quarter: Q4 '08, -23.61% Year-to-date performance as of 9/30/2013: 22.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.61%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	11.82%	[14]
5 Years	rr_AverageAnnualReturnYear05	1.67%	[14]
10 Years	rr_AverageAnnualReturnYear10	9.76%	[14]
Neuberger Berman Mid Cap Growth Fund | Advisor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.01%	[14]
5 Years	rr_AverageAnnualReturnYear05	1.53%	[14]
10 Years	rr_AverageAnnualReturnYear10	9.68%	[14]
Neuberger Berman Mid Cap Growth Fund | Advisor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.08%	[14]
5 Years	rr_AverageAnnualReturnYear05	1.37%	[14]
10 Years	rr_AverageAnnualReturnYear10	8.68%	[14]
Neuberger Berman Mid Cap Growth Fund | Advisor Class | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%	[14]
5 Years	rr_AverageAnnualReturnYear05	3.23%	[14]
10 Years	rr_AverageAnnualReturnYear10	10.32%	[14]
Neuberger Berman Mid Cap Growth Fund | Advisor Class | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%	[14]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[14]
10 Years	rr_AverageAnnualReturnYear10	10.65%	[14]
Neuberger Berman Mid Cap Intrinsic Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Intrinsic Value Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Value Index at the time of purchase.

The Fund’s strategy consists of using a bottom-up, fundamental research driven approach to identify stocks of companies that are trading below the Portfolio Manager’s estimate of their intrinsic value and that he believes have the potential for appreciation over time. The Portfolio Manager’s estimate of a company’s intrinsic value represents his view of the company’s true, long-term economic worth, which may be currently distorted by market inefficiencies. The intrinsic value estimate represents what the Portfolio Manager believes a company could be worth if it is acquired, if its profitability normalizes to its long-term average level, or if its valuation moves in line with those of its publicly traded peers.

The Portfolio Manager believes that while markets are often efficient, valuations of certain types of companies are often distorted by market inefficiencies, which can lead to attractive investment opportunities. The Portfolio Manager attempts to exploit recurring market inefficiencies among the following types of companies as the Portfolio Manager believes these types of companies are often misunderstood and mispriced by investors.

■	Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.
■	Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.
■
Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Manager believes is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.

In seeking to identify potential investment opportunities, the Portfolio Manager performs an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that he believes are attractive relative to current cash flows. Next, the Portfolio Manager establishes an estimate of a company’s intrinsic value. The Portfolio Manager will invest in a company based on its discount to his estimate of intrinsic value and his belief in its potential for appreciation over time. In addition, the Portfolio Manager may invest in anticipation of a catalyst that can be expected to close the value/price gap, such as a merger, restructuring, liquidation, spin-off, major management change, share repurchase, or capital reallocation. The Portfolio Manager will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and any other factors that have the potential to increase the value of the company’s stock.

The Portfolio Manager establishes an intrinsic value for each security when it is purchased. Intrinsic values are updated quarterly or when the Portfolio Manager believes that market or company-specific events prompt a reassessment. A position in a particular security will be reduced or eliminated when the gap between its price and the Portfolio Manager’s estimate of its intrinsic value has narrowed or been eliminated or when other opportunities appear more attractive. Changes in management or corporate strategy may also result in the reduction or elimination of a position.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. However, at times, the Portfolio Manager may emphasize certain sectors or industries that he believes may benefit from current market or economic trends.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses. Certain catalysts, such as companies emerging from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more financially stable companies.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q3 '09, 25.73% Worst quarter: Q4 '08, -28.29% Year-to-date performance as of 9/30/2013: 27.06%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	For Institutional Class, the performance prior to 3/8/2010 is that of the Fund's Investor Class. For Class A and Class C, the performance prior to 6/21/2010 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and lower than that of Institutional Class.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	27.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.29%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Mid Cap Intrinsic Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%	[55]
5 Years	rr_AverageAnnualReturnYear05	3.79%	[55]
10 Years	rr_AverageAnnualReturnYear10	10.63%	[55]
Neuberger Berman Mid Cap Intrinsic Value Fund | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%	[55]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[55]
10 Years	rr_AverageAnnualReturnYear10	10.65%	[55]
Neuberger Berman Mid Cap Intrinsic Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.60%
Total annual operating expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.22%	[56]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	692
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	940
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,301
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,316
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	692
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	940
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,301
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,316
1 Year	rr_AverageAnnualReturnYear01	9.02%	[55]
5 Years	rr_AverageAnnualReturnYear05	0.08%	[55]
10 Years	rr_AverageAnnualReturnYear10	8.21%	[55]
Neuberger Berman Mid Cap Intrinsic Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.54%
Total annual operating expenses	rr_ExpensesOverAssets	2.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.97%	[56]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	300
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,593
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	618
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,146
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,593
1 Year	rr_AverageAnnualReturnYear01	13.84%	[55]
5 Years	rr_AverageAnnualReturnYear05	0.90%	[55]
10 Years	rr_AverageAnnualReturnYear10	8.64%	[55]
Neuberger Berman Mid Cap Intrinsic Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.54%
Total annual operating expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.86%	[56]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	565
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,393
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	565
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,393
Annual Return 2003	rr_AnnualReturn2003	35.88%
Annual Return 2004	rr_AnnualReturn2004	22.34%
Annual Return 2005	rr_AnnualReturn2005	12.42%
Annual Return 2006	rr_AnnualReturn2006	11.55%
Annual Return 2007	rr_AnnualReturn2007	5.09%
Annual Return 2008	rr_AnnualReturn2008	(47.19%)
Annual Return 2009	rr_AnnualReturn2009	48.02%
Annual Return 2010	rr_AnnualReturn2010	26.72%
Annual Return 2011	rr_AnnualReturn2011	(6.45%)
Annual Return 2012	rr_AnnualReturn2012	16.17%
1 Year	rr_AverageAnnualReturnYear01	16.17%	[55]
5 Years	rr_AverageAnnualReturnYear05	1.49%	[55]
10 Years	rr_AverageAnnualReturnYear10	8.96%	[55]
Neuberger Berman Mid Cap Intrinsic Value Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.99%	[55]
5 Years	rr_AverageAnnualReturnYear05	1.19%	[55]
10 Years	rr_AverageAnnualReturnYear10	8.35%	[55]
Neuberger Berman Mid Cap Intrinsic Value Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.75%	[55]
5 Years	rr_AverageAnnualReturnYear05	1.16%	[55]
10 Years	rr_AverageAnnualReturnYear10	7.83%	[55]
Neuberger Berman Mid Cap Intrinsic Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Intrinsic Value Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.55%
Total annual operating expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.47%	[57]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	891
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,078
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Value Index at the time of purchase.

The Fund’s strategy consists of using a bottom-up, fundamental research driven approach to identify stocks of companies that are trading below the Portfolio Manager’s estimate of their intrinsic value and that he believes have the potential for appreciation over time. The Portfolio Manager’s estimate of a company’s intrinsic value represents his view of the company’s true, long-term economic worth, which may be currently distorted by market inefficiencies. The intrinsic value estimate represents what the Portfolio Manager believes a company could be worth if it is acquired, if its profitability normalizes to its long-term average level, or if its valuation moves in line with those of its publicly traded peers.

The Portfolio Manager believes that while markets are often efficient, valuations of certain types of companies are often distorted by market inefficiencies, which can lead to attractive investment opportunities. The Portfolio Manager attempts to exploit recurring market inefficiencies among the following types of companies as the Portfolio Manager believes these types of companies are often misunderstood and mispriced by investors.

■	Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.
■	Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.
■
Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Manager believes is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.

In seeking to identify potential investment opportunities, the Portfolio Manager performs an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that he believes are attractive relative to current cash flows. Next, the Portfolio Manager establishes an estimate of a company’s intrinsic value. The Portfolio Manager will invest in a company based on its discount to his estimate of intrinsic value and his belief in its potential for appreciation over time. In addition, the Portfolio Manager may invest in anticipation of a catalyst that can be expected to close the value/price gap, such as a merger, restructuring, liquidation, spin-off, major management change, share repurchase, or capital reallocation. The Portfolio Manager will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and any other factors that have the potential to increase the value of the company’s stock.

The Portfolio Manager establishes an intrinsic value for each security when it is purchased. Intrinsic values are updated quarterly or when the Portfolio Manager believes that market or company-specific events prompt a reassessment. A position in a particular security will be reduced or eliminated when the gap between its price and the Portfolio Manager’s estimate of its intrinsic value has narrowed or been eliminated or when other opportunities appear more attractive. Changes in management or corporate strategy may also result in the reduction or elimination of a position.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. However, at times, the Portfolio Manager may emphasize certain sectors or industries that he believes may benefit from current market or economic trends.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses. Certain catalysts, such as companies emerging from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more financially stable companies.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	35.88%
Annual Return 2004	rr_AnnualReturn2004	22.34%
Annual Return 2005	rr_AnnualReturn2005	12.42%
Annual Return 2006	rr_AnnualReturn2006	11.55%
Annual Return 2007	rr_AnnualReturn2007	5.09%
Annual Return 2008	rr_AnnualReturn2008	(47.19%)
Annual Return 2009	rr_AnnualReturn2009	48.02%
Annual Return 2010	rr_AnnualReturn2010	26.28%
Annual Return 2011	rr_AnnualReturn2011	(7.05%)
Annual Return 2012	rr_AnnualReturn2012	15.41%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q3 ‘09, 25.73% Worst quarter: Q4 ‘08, -28.29% Year-to-date performance as of 9/30/2013: 26.51%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance is that of the Fund's Investor Class prior to 6/21/2010. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	26.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.29%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	15.41%	[50]
5 Years	rr_AverageAnnualReturnYear05	1.15%	[50]
10 Years	rr_AverageAnnualReturnYear10	8.78%	[50]
Neuberger Berman Mid Cap Intrinsic Value Fund | Class R3 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.31%	[50]
5 Years	rr_AverageAnnualReturnYear05	0.90%	[50]
10 Years	rr_AverageAnnualReturnYear10	8.20%	[50]
Neuberger Berman Mid Cap Intrinsic Value Fund | Class R3 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.15%	[50]
5 Years	rr_AverageAnnualReturnYear05	0.88%	[50]
10 Years	rr_AverageAnnualReturnYear10	7.67%	[50]
Neuberger Berman Mid Cap Intrinsic Value Fund | Class R3 | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%	[50]
5 Years	rr_AverageAnnualReturnYear05	3.79%	[50]
10 Years	rr_AverageAnnualReturnYear10	10.63%	[50]
Neuberger Berman Mid Cap Intrinsic Value Fund | Class R3 | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%	[50]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[50]
10 Years	rr_AverageAnnualReturnYear10	10.65%	[50]
Neuberger Berman Mid Cap Intrinsic Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Intrinsic Value Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.60%
Total annual operating expenses	rr_ExpensesOverAssets	1.41%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,691
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Value Index at the time of purchase.

The Fund’s strategy consists of using a bottom-up, fundamental research driven approach to identify stocks of companies that are trading below the Portfolio Manager’s estimate of their intrinsic value and that he believes have the potential for appreciation over time. The Portfolio Manager’s estimate of a company’s intrinsic value represents his view of the company’s true, long-term economic worth, which may be currently distorted by market inefficiencies. The intrinsic value estimate represents what the Portfolio Manager believes a company could be worth if it is acquired, if its profitability normalizes to its long-term average level, or if its valuation moves in line with those of its publicly traded peers.

The Portfolio Manager believes that while markets are often efficient, valuations of certain types of companies are often distorted by market inefficiencies, which can lead to attractive investment opportunities. The Portfolio Manager attempts to exploit recurring market inefficiencies among the following types of companies as the Portfolio Manager believes these types of companies are often misunderstood and mispriced by investors.

■	Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.
■	Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.
■
Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Manager believes is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.

In seeking to identify potential investment opportunities, the Portfolio Manager performs an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that he believes are attractive relative to current cash flows. Next, the Portfolio Manager establishes an estimate of a company’s intrinsic value. The Portfolio Manager will invest in a company based on its discount to his estimate of intrinsic value and his belief in its potential for appreciation over time. In addition, the Portfolio Manager may invest in anticipation of a catalyst that can be expected to close the value/price gap, such as a merger, restructuring, liquidation, spin-off, major management change, share repurchase, or capital reallocation. The Portfolio Manager will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and any other factors that have the potential to increase the value of the company’s stock.

The Portfolio Manager establishes an intrinsic value for each security when it is purchased. Intrinsic values are updated quarterly or when the Portfolio Manager believes that market or company-specific events prompt a reassessment. A position in a particular security will be reduced or eliminated when the gap between its price and the Portfolio Manager’s estimate of its intrinsic value has narrowed or been eliminated or when other opportunities appear more attractive. Changes in management or corporate strategy may also result in the reduction or elimination of a position.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. However, at times, the Portfolio Manager may emphasize certain sectors or industries that he believes may benefit from current market or economic trends.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses. Certain catalysts, such as companies emerging from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more financially stable companies.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	35.88%
Annual Return 2004	rr_AnnualReturn2004	22.34%
Annual Return 2005	rr_AnnualReturn2005	12.42%
Annual Return 2006	rr_AnnualReturn2006	11.55%
Annual Return 2007	rr_AnnualReturn2007	5.09%
Annual Return 2008	rr_AnnualReturn2008	(47.19%)
Annual Return 2009	rr_AnnualReturn2009	48.02%
Annual Return 2010	rr_AnnualReturn2010	26.36%
Annual Return 2011	rr_AnnualReturn2011	(6.79%)
Annual Return 2012	rr_AnnualReturn2012	15.77%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q3 '09, 25.73% Worst quarter: Q4 '08, -28.29% Year-to-date performance as of 9/30/2013: 26.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	26.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.29%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	15.77%	[13]
5 Years	rr_AverageAnnualReturnYear05	1.28%	[13]
10 Years	rr_AverageAnnualReturnYear10	8.85%	[13]
Neuberger Berman Mid Cap Intrinsic Value Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.64%	[13]
5 Years	rr_AverageAnnualReturnYear05	1.02%	[13]
10 Years	rr_AverageAnnualReturnYear10	8.26%	[13]
Neuberger Berman Mid Cap Intrinsic Value Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.42%	[13]
5 Years	rr_AverageAnnualReturnYear05	0.99%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.73%	[13]
Neuberger Berman Mid Cap Intrinsic Value Fund | Investor Class | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%	[13]
5 Years	rr_AverageAnnualReturnYear05	3.79%	[13]
10 Years	rr_AverageAnnualReturnYear10	10.63%	[13]
Neuberger Berman Mid Cap Intrinsic Value Fund | Investor Class | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%	[13]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[13]
10 Years	rr_AverageAnnualReturnYear10	10.65%	[13]
Neuberger Berman Mid Cap Intrinsic Value Fund | Trust Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Intrinsic Value Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total annual operating expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.26%	[58]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,632
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Value Index at the time of purchase.

The Fund’s strategy consists of using a bottom-up, fundamental research driven approach to identify stocks of companies that are trading below the Portfolio Manager’s estimate of their intrinsic value and that he believes have the potential for appreciation over time. The Portfolio Manager’s estimate of a company’s intrinsic value represents his view of the company’s true, long-term economic worth, which may be currently distorted by market inefficiencies. The intrinsic value estimate represents what the Portfolio Manager believes a company could be worth if it is acquired, if its profitability normalizes to its long-term average level, or if its valuation moves in line with those of its publicly traded peers.

The Portfolio Manager believes that while markets are often efficient, valuations of certain types of companies are often distorted by market inefficiencies, which can lead to attractive investment opportunities. The Portfolio Manager attempts to exploit recurring market inefficiencies among the following types of companies as the Portfolio Manager believes these types of companies are often misunderstood and mispriced by investors.

■	Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.
■	Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.
■
Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Manager believes is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.

In seeking to identify potential investment opportunities, the Portfolio Manager performs an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that he believes are attractive relative to current cash flows. Next, the Portfolio Manager establishes an estimate of a company’s intrinsic value. The Portfolio Manager will invest in a company based on its discount to his estimate of intrinsic value and his belief in its potential for appreciation over time. In addition, the Portfolio Manager may invest in anticipation of a catalyst that can be expected to close the value/price gap, such as a merger, restructuring, liquidation, spin-off, major management change, share repurchase, or capital reallocation. The Portfolio Manager will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and any other factors that have the potential to increase the value of the company’s stock.

The Portfolio Manager establishes an intrinsic value for each security when it is purchased. Intrinsic values are updated quarterly or when the Portfolio Manager believes that market or company-specific events prompt a reassessment. A position in a particular security will be reduced or eliminated when the gap between its price and the Portfolio Manager’s estimate of its intrinsic value has narrowed or been eliminated or when other opportunities appear more attractive. Changes in management or corporate strategy may also result in the reduction or elimination of a position.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. However, at times, the Portfolio Manager may emphasize certain sectors or industries that he believes may benefit from current market or economic trends.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses. Certain catalysts, such as companies emerging from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more financially stable companies.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	35.91%
Annual Return 2004	rr_AnnualReturn2004	22.20%
Annual Return 2005	rr_AnnualReturn2005	12.34%
Annual Return 2006	rr_AnnualReturn2006	11.39%
Annual Return 2007	rr_AnnualReturn2007	4.90%
Annual Return 2008	rr_AnnualReturn2008	(47.20%)
Annual Return 2009	rr_AnnualReturn2009	48.24%
Annual Return 2010	rr_AnnualReturn2010	26.20%
Annual Return 2011	rr_AnnualReturn2011	(6.81%)
Annual Return 2012	rr_AnnualReturn2012	15.57%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q3 ‘09, 25.77% Worst quarter: Q4 ‘08, -28.23% Year-to-date performance as of 9/30/2013: 26.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	26.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.23%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	15.57%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.24%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.78%	[1]
Neuberger Berman Mid Cap Intrinsic Value Fund | Trust Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.43%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.97%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.19%	[1]
Neuberger Berman Mid Cap Intrinsic Value Fund | Trust Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.30%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.95%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.67%	[1]
Neuberger Berman Mid Cap Intrinsic Value Fund | Trust Class | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.79%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.63%	[1]
Neuberger Berman Mid Cap Intrinsic Value Fund | Trust Class | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.65%	[1]
Neuberger Berman Multi-Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Multi-Cap Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies that are selected using a fundamental, bottom-up research approach. The Fund may hold stocks of companies of any market capitalization and in any sector. Under normal market conditions, the Fund typically will hold a limited number of stocks.

The Portfolio Manager performs both quantitative and qualitative analysis in an effort to identify companies that he believes have the potential to increase in value. This potential may be realized in many ways, some of which include: free cash flow generation, product or process enhancements, margin increases, and improved capital structure management. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their financial condition, industry position, market opportunities, senior management teams and any special situations as well as any relevant economic, political and regulatory factors.

The Portfolio Manager employs disciplined valuation criteria and dynamic price limits to determine when to buy or sell a stock. The valuation criteria and price limits will change over time as a result of changes in company-specific, industry and market factors.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Special Situations Risk. Companies that are considered “special situations” include, among other things: companies that have unrecognized recovery prospects or new management teams; companies involved in restructurings or spin-offs; companies emerging from bankruptcy; companies making initial public offerings that trade below their initial offering prices; and companies with a break-up value above their market price. Special situations carry the risk that certain of such situations may not happen or the market may react differently than expected to such situations, in which case the Fund may experience losses. Certain special situations carry additional risks and the securities of such companies may be more likely to lose value than the securities of more financially stable companies.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The Fund had a lower management fee and a different strategy, which included investing only in stocks rated “Buy” by Neuberger Berman research analysts, prior to December 14, 2009. Its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 15.22% Worst quarter: Q4 '08, -23.02% Year-to-date performance as of 9/30/2013: 27.71%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	For each class, the performance prior to 12/21/2009 is that of the Fund's Trust Class. On 12/21/2009, Trust Class shares of the Fund converted into Institutional Class shares of the Fund. Because Trust Class had lower expenses than Class A and Class C and had higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and lower than that of Institutional Class.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	27.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.02%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Multi-Cap Opportunities Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[59]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[59]
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%	[59]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2006	[59]
Neuberger Berman Multi-Cap Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.82%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%	[60]
Total annual operating expenses	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	688
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	928
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,187
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,924
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	688
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	928
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,187
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,924
1 Year	rr_AverageAnnualReturnYear01	12.61%	[59]
5 Years	rr_AverageAnnualReturnYear05	0.83%	[59]
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%	[59]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2006	[59]
Neuberger Berman Multi-Cap Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.82%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[60]
Total annual operating expenses	rr_ExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,108
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,390
1 Year	rr_AverageAnnualReturnYear01	17.60%	[59]
5 Years	rr_AverageAnnualReturnYear05	1.58%	[59]
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%	[59]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2006	[59]
Neuberger Berman Multi-Cap Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%	[60]
Total annual operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,061
Annual Return 2007	rr_AnnualReturn2007	7.28%
Annual Return 2008	rr_AnnualReturn2008	(35.97%)
Annual Return 2009	rr_AnnualReturn2009	27.81%
Annual Return 2010	rr_AnnualReturn2010	13.72%
Annual Return 2011	rr_AnnualReturn2011	0.20%
Annual Return 2012	rr_AnnualReturn2012	19.95%
1 Year	rr_AverageAnnualReturnYear01	19.95%	[59]
5 Years	rr_AverageAnnualReturnYear05	2.27%	[59]
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%	[59]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2006	[59]
Neuberger Berman Multi-Cap Opportunities Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.52%	[59]
5 Years	rr_AverageAnnualReturnYear05	1.88%	[59]
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%	[59]
Neuberger Berman Multi-Cap Opportunities Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.37%	[59]
5 Years	rr_AverageAnnualReturnYear05	1.78%	[59]
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%	[59]
Neuberger Berman Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

The Fund may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade securities or below investment grade securities (commonly known as “junk bonds”), provided that, at the time of investment, they are rated at least B by Standard & Poor’s (S&P) or Moody’s Investor Service (Moody’s) (or comparably rated by at least one independent credit rating agency) or, if unrated, deemed by the Portfolio Managers to be of comparable quality. The Fund does not normally continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions. The Fund may also invest up to 15% of its net assets in illiquid securities.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company’s growth potential, earnings estimates and quality of management, as well as other factors.

The Fund concentrates its assets in the real estate industry. The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, retail, hotels, offices, industrial, and health care.

Some of the REIT and other real estate securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers’ outlook on the company or the market changes.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. The Fund concentrates its assets in the real estate industry.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock and real estate markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Sector Risk. Although the Fund will not invest in real estate directly, because it concentrates its assets in the real estate industry your investment in the Fund will be closely linked to the performance of the real estate markets and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, retail, hotels, offices, industrial, and health care. As such, the Fund’s performance would be especially sensitive to developments that significantly affect those businesses.

Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks. Some of the REIT securities in which the Fund invests may be preferred stock. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.

Interest Rate Risk. The value of debt securities can decline when interest rates rise. In general, the longer the maturity of a debt security, the greater the effect a change in interest rates could have on the security’s price. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. Interest rates have been unusually low in recent years.

Credit Risk. A downgrade or default affecting any of the Fund’s debt securities could affect the Fund’s performance.

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the Fund is considered non-diversified. As such, the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund's risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

As of June 19, 2012, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 33.18% Worst quarter: Q1 '09, -32.69% Year-to-date performance as of 9/30/2013: 0.33%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	For Institutional Class, the performance prior to 6/4/2008 is that of the Fund's Trust Class. For Class A and Class C, the performance prior to 6/21/2010 is that of the Fund's Trust Class. Because Trust Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and lower than that of Institutional Class.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.69%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Real Estate Fund | FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.70%	[61]
5 Years	rr_AverageAnnualReturnYear05	5.74%	[61]
10 Years	rr_AverageAnnualReturnYear10	11.78%	[61]
Neuberger Berman Real Estate Fund | Trust Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual operating expenses	rr_ExpensesOverAssets	1.43%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

The Fund may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade securities or below investment grade securities (commonly known as “junk bonds”), provided that, at the time of investment, they are rated at least B by Standard & Poor’s (S&P) or Moody’s Investor Service (Moody’s) (or comparably rated by at least one independent credit rating agency) or, if unrated, deemed by the Portfolio Managers to be of comparable quality. The Fund does not normally continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions. The Fund may also invest up to 15% of its net assets in illiquid securities.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company’s growth potential, earnings estimates and quality of management, as well as other factors.

The Fund concentrates its assets in the real estate industry. The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, retail, hotels, offices, industrial, and health care.

Some of the REIT and other real estate securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers’ outlook on the company or the market changes.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. The Fund concentrates its assets in the real estate industry.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock and real estate markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Sector Risk. Although the Fund will not invest in real estate directly, because it concentrates its assets in the real estate industry your investment in the Fund will be closely linked to the performance of the real estate markets and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, retail, hotels, offices, industrial, and health care. As such, the Fund’s performance would be especially sensitive to developments that significantly affect those businesses.

Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks. Some of the REIT securities in which the Fund invests may be preferred stock. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.

Interest Rate Risk. The value of debt securities can decline when interest rates rise. In general, the longer the maturity of a debt security, the greater the effect a change in interest rates could have on the security’s price. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. Interest rates have been unusually low in recent years.

Credit Risk. A downgrade or default affecting any of the Fund’s debt securities could affect the Fund’s performance.

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the Fund is considered non-diversified. As such, the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund's risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

As of June 19, 2012, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 (if you are an institution or an investment provider) or 800-877-9700 (if you are an individual retail investor) for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264 (if you are an institution or an investment provider) or 800-877-9700 (if you are an individual retail investor)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	39.96%
Annual Return 2004	rr_AnnualReturn2004	31.68%
Annual Return 2005	rr_AnnualReturn2005	13.08%
Annual Return 2006	rr_AnnualReturn2006	37.83%
Annual Return 2007	rr_AnnualReturn2007	(14.74%)
Annual Return 2008	rr_AnnualReturn2008	(31.79%)
Annual Return 2009	rr_AnnualReturn2009	28.22%
Annual Return 2010	rr_AnnualReturn2010	31.04%
Annual Return 2011	rr_AnnualReturn2011	8.30%
Annual Return 2012	rr_AnnualReturn2012	16.74%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 33.20% Worst quarter: Q1 ‘09, -32.76% Year-to-date performance as of 9/30/2013: 0.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.76%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	16.74%	[13]
5 Years	rr_AverageAnnualReturnYear05	7.70%	[13]
10 Years	rr_AverageAnnualReturnYear10	13.50%	[13]
Neuberger Berman Real Estate Fund | Trust Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.74%	[13]
5 Years	rr_AverageAnnualReturnYear05	6.86%	[13]
10 Years	rr_AverageAnnualReturnYear10	11.22%	[13]
Neuberger Berman Real Estate Fund | Trust Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.37%	[13]
5 Years	rr_AverageAnnualReturnYear05	6.20%	[13]
10 Years	rr_AverageAnnualReturnYear10	10.88%	[13]
Neuberger Berman Real Estate Fund | Trust Class | FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.70%	[13]
5 Years	rr_AverageAnnualReturnYear05	5.74%	[13]
10 Years	rr_AverageAnnualReturnYear10	11.78%	[13]
Neuberger Berman Real Estate Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.06%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual operating expenses	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.46%	[57]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	852
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,945
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

The Fund may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade securities or below investment grade securities (commonly known as “junk bonds”), provided that, at the time of investment, they are rated at least B by Standard & Poor’s (S&P) or Moody’s Investor Service (Moody’s) (or comparably rated by at least one independent credit rating agency) or, if unrated, deemed by the Portfolio Managers to be of comparable quality. The Fund does not normally continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions. The Fund may also invest up to 15% of its net assets in illiquid securities.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company’s growth potential, earnings estimates and quality of management, as well as other factors.

The Fund concentrates its assets in the real estate industry. The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, retail, hotels, offices, industrial, and health care.

Some of the REIT and other real estate securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers’ outlook on the company or the market changes.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. The Fund concentrates its assets in the real estate industry.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock and real estate markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Sector Risk. Although the Fund will not invest in real estate directly, because it concentrates its assets in the real estate industry your investment in the Fund will be closely linked to the performance of the real estate markets and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, retail, hotels, offices, industrial, and health care. As such, the Fund’s performance would be especially sensitive to developments that significantly affect those businesses.

Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks. Some of the REIT securities in which the Fund invests may be preferred stock. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.

Interest Rate Risk. The value of debt securities can decline when interest rates rise. In general, the longer the maturity of a debt security, the greater the effect a change in interest rates could have on the security’s price. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. Interest rates have been unusually low in recent years.

Credit Risk. A downgrade or default affecting any of the Fund’s debt securities could affect the Fund’s performance.

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the Fund is considered non-diversified. As such, the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund's risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

As of June 19, 2012, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	39.96%
Annual Return 2004	rr_AnnualReturn2004	31.68%
Annual Return 2005	rr_AnnualReturn2005	13.08%
Annual Return 2006	rr_AnnualReturn2006	37.83%
Annual Return 2007	rr_AnnualReturn2007	(14.74%)
Annual Return 2008	rr_AnnualReturn2008	(31.79%)
Annual Return 2009	rr_AnnualReturn2009	28.22%
Annual Return 2010	rr_AnnualReturn2010	30.68%
Annual Return 2011	rr_AnnualReturn2011	7.81%
Annual Return 2012	rr_AnnualReturn2012	16.26%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 33.20% Worst quarter: Q1 ‘09, -32.76% Year-to-date performance as of 9/30/2013: -0.19%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance is that of the Fund's Trust Class prior to 6/21/2010. Because Trust Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.19%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.76%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	16.26%	[62]
5 Years	rr_AverageAnnualReturnYear05	7.45%	[62]
10 Years	rr_AverageAnnualReturnYear10	13.37%	[62]
Neuberger Berman Real Estate Fund | Class R3 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.40%	[62]
5 Years	rr_AverageAnnualReturnYear05	6.68%	[62]
10 Years	rr_AverageAnnualReturnYear10	11.13%	[62]
Neuberger Berman Real Estate Fund | Class R3 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.06%	[62]
5 Years	rr_AverageAnnualReturnYear05	6.02%	[62]
10 Years	rr_AverageAnnualReturnYear10	10.79%	[62]
Neuberger Berman Real Estate Fund | Class R3 | FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.70%	[62]
5 Years	rr_AverageAnnualReturnYear05	5.74%	[62]
10 Years	rr_AverageAnnualReturnYear10	11.78%	[62]
Neuberger Berman Real Estate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.88%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual operating expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.78%	[15]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	510
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,258
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

The Fund may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade securities or below investment grade securities (commonly known as “junk bonds”) provided that, at the time of investment, they are rated at least B by Standard & Poor’s (S&P) or Moody’s Investor Service (Moody’s) (or comparably rated by at least one independent credit rating agency) or, if unrated, deemed by the Portfolio Managers to be of comparable quality. The Fund does not normally continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions. The Fund may also invest up to 15% of its net assets in illiquid securities.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company’s growth potential, earnings estimates and quality of management, as well as other factors.

The Fund concentrates its assets in the real estate industry. The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, retail, hotels, offices, industrial, and health care.

Some of the REIT and other real estate securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers’ outlook on the company or the market changes.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. The Fund concentrates its assets in the real estate industry.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock and real estate markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Sector Risk. Although the Fund will not invest in real estate directly, because it concentrates its assets in the real estate industry your investment in the Fund will be closely linked to the performance of the real estate markets and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, retail, hotels, offices, industrial, and health care. As such, the Fund’s performance would be especially sensitive to developments that significantly affect those businesses.

Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks. Some of the REIT securities in which the Fund invests may be preferred stock. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.

Interest Rate Risk. The value of debt securities can decline when interest rates rise. In general, the longer the maturity of a debt security, the greater the effect a change in interest rates could have on the security’s price. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. Interest rates have been unusually low in recent years.

Credit Risk. A downgrade or default affecting any of the Fund’s debt securities could affect the Fund’s performance.

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the Fund is considered non-diversified. As such, the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund's risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

As of June 19, 2012, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	39.96%
Annual Return 2004	rr_AnnualReturn2004	31.68%
Annual Return 2005	rr_AnnualReturn2005	13.08%
Annual Return 2006	rr_AnnualReturn2006	37.83%
Annual Return 2007	rr_AnnualReturn2007	(14.74%)
Annual Return 2008	rr_AnnualReturn2008	(31.79%)
Annual Return 2009	rr_AnnualReturn2009	28.22%
Annual Return 2010	rr_AnnualReturn2010	31.04%
Annual Return 2011	rr_AnnualReturn2011	8.30%
Annual Return 2012	rr_AnnualReturn2012	16.74%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 33.20% Worst quarter: Q1 ‘09, -32.76% Year-to-date performance as of 9/30/2013: 0.32%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance prior to 3/15/2013 is that of the Fund's Trust Class. Because Trust Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.76%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	16.74%	[63]
5 Years	rr_AverageAnnualReturnYear05	7.70%	[63]
10 Years	rr_AverageAnnualReturnYear10	13.50%	[63]
Neuberger Berman Real Estate Fund | Class R6 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.74%	[63]
5 Years	rr_AverageAnnualReturnYear05	6.86%	[63]
10 Years	rr_AverageAnnualReturnYear10	11.22%	[63]
Neuberger Berman Real Estate Fund | Class R6 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.37%	[63]
5 Years	rr_AverageAnnualReturnYear05	6.20%	[63]
10 Years	rr_AverageAnnualReturnYear10	10.88%	[63]
Neuberger Berman Real Estate Fund | Class R6 | FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.70%	[63]
5 Years	rr_AverageAnnualReturnYear05	5.74%	[63]
10 Years	rr_AverageAnnualReturnYear10	11.78%	[63]
Neuberger Berman Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	1.06%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual operating expenses	rr_ExpensesOverAssets	1.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.21%	[32]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,164
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	691
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	937
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,258
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,164
Annual Return 2003	rr_AnnualReturn2003	39.96%
Annual Return 2004	rr_AnnualReturn2004	31.68%
Annual Return 2005	rr_AnnualReturn2005	13.08%
Annual Return 2006	rr_AnnualReturn2006	37.83%
Annual Return 2007	rr_AnnualReturn2007	(14.74%)
Annual Return 2008	rr_AnnualReturn2008	(31.64%)
Annual Return 2009	rr_AnnualReturn2009	28.50%
Annual Return 2010	rr_AnnualReturn2010	31.15%
Annual Return 2011	rr_AnnualReturn2011	8.45%
Annual Return 2012	rr_AnnualReturn2012	17.02%
1 Year	rr_AverageAnnualReturnYear01	9.90%	[61]
5 Years	rr_AverageAnnualReturnYear05	6.33%	[61]
10 Years	rr_AverageAnnualReturnYear10	12.78%	[61]
Neuberger Berman Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	1.06%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual operating expenses	rr_ExpensesOverAssets	2.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.96%	[32]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,505
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	615
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,505
1 Year	rr_AverageAnnualReturnYear01	14.68%	[61]
5 Years	rr_AverageAnnualReturnYear05	7.19%	[61]
10 Years	rr_AverageAnnualReturnYear10	13.23%	[61]
Neuberger Berman Real Estate Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual operating expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%	[32]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,112
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,112
1 Year	rr_AverageAnnualReturnYear01	17.02%	[61]
5 Years	rr_AverageAnnualReturnYear05	7.89%	[61]
10 Years	rr_AverageAnnualReturnYear10	13.60%	[61]
Neuberger Berman Real Estate Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.94%	[61]
5 Years	rr_AverageAnnualReturnYear05	7.00%	[61]
10 Years	rr_AverageAnnualReturnYear10	11.29%	[61]
Neuberger Berman Real Estate Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.55%	[61]
5 Years	rr_AverageAnnualReturnYear05	6.34%	[61]
10 Years	rr_AverageAnnualReturnYear10	10.95%	[61]
Neuberger Berman Select Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Select Equities Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests mainly in common stocks of companies with a market capitalization greater than $7.5 billion at the time of purchase.

The Fund seeks to reduce risk by investing in multiple sectors and industries.

The Portfolio Managers use systematic, sequential research in identifying potential investments, relying, where possible, on firsthand knowledge of the companies in which the Fund is investing. Investment selection begins with an evaluation of U.S. and foreign economic trends before the Portfolio Managers narrow their focus to particular industries that they believe have the best growth potential. From there the Portfolio Managers seek companies within those industries with: solid growth dynamics; sustainable competitive advantages; strong financial metrics; long-term free cash flow generation; shareholder focus; and insider ownership. The Portfolio Managers’ investment horizon typically ranges from two to five years.

The Portfolio Managers consider a wide range of companies within each industry and typically screen out companies under $7.5 billion in total market capitalization; however, the Fund may invest in companies of any market capitalization.

The Fund typically will hold a limited number of stocks. Each stock at the time of purchase generally will not account for a significant percentage of the Fund’s total assets; however, this may change with subsequent changes in the market value of the Fund’s holdings.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the Fund is considered non-diversified. As such, the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund's risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q3 '09, 12.08% Worst quarter: Q3 '08, -12.49% Year-to-date performance as of 9/30/2013: 16.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.49%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Select Equities Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[64]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[64]
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%	[64]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2007	[64]
Neuberger Berman Select Equities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.21%	[65]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,180
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	691
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	937
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,262
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,180
1 Year	rr_AverageAnnualReturnYear01	10.36%	[64]
5 Years	rr_AverageAnnualReturnYear05	0.94%	[64]
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%	[64]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2007	[64]
Neuberger Berman Select Equities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	2.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.96%	[65]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,505
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	615
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,505
1 Year	rr_AverageAnnualReturnYear01	15.24%	[64]
5 Years	rr_AverageAnnualReturnYear05	1.38%	[64]
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%	[64]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2007	[64]
Neuberger Berman Select Equities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.76%	[65]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,252
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,252
Annual Return 2008	rr_AnnualReturn2008	(28.22%)
Annual Return 2009	rr_AnnualReturn2009	21.06%
Annual Return 2010	rr_AnnualReturn2010	10.24%
Annual Return 2011	rr_AnnualReturn2011	0.46%
Annual Return 2012	rr_AnnualReturn2012	17.52%
1 Year	rr_AverageAnnualReturnYear01	17.52%	[64]
5 Years	rr_AverageAnnualReturnYear05	2.49%	[64]
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%	[64]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2007	[64]
Neuberger Berman Select Equities Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.18%	[64]
5 Years	rr_AverageAnnualReturnYear05	1.61%	[64]
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%	[64]
Neuberger Berman Select Equities Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.13%	[64]
5 Years	rr_AverageAnnualReturnYear05	1.85%	[64]
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%	[64]
Neuberger Berman Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 249% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	249.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of initial purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Manager commits a portion of the Fund's assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '03, 17.39% Worst quarter: Q4 '08, -24.48% Year-to-date performance as of 9/30/2013: 35.15%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	For Institutional Class, the performance prior to 4/1/2008 is that of the Fund's Investor Class. For Class A and Class C, the performance prior to 5/27/2009 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and lower than that of Institutional Class.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	35.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.48%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%	[66]
5 Years	rr_AverageAnnualReturnYear05	3.49%	[66]
10 Years	rr_AverageAnnualReturnYear10	9.80%	[66]
Neuberger Berman Small Cap Growth Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[66]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[66]
10 Years	rr_AverageAnnualReturnYear10	9.72%	[66]
Neuberger Berman Small Cap Growth Fund | Trust Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total annual operating expenses	rr_ExpensesOverAssets	1.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.40%	[67]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 249% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	249.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,741
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of initial purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Manager commits a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	33.26%
Annual Return 2004	rr_AnnualReturn2004	16.14%
Annual Return 2005	rr_AnnualReturn2005	15.26%
Annual Return 2006	rr_AnnualReturn2006	7.84%
Annual Return 2007	rr_AnnualReturn2007	26.27%
Annual Return 2008	rr_AnnualReturn2008	(42.30%)
Annual Return 2009	rr_AnnualReturn2009	22.90%
Annual Return 2010	rr_AnnualReturn2010	19.93%
Annual Return 2011	rr_AnnualReturn2011	(1.59%)
Annual Return 2012	rr_AnnualReturn2012	8.86%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘03, 17.43% Worst quarter: Q4 ‘08, -24.57% Year-to-date performance as of 9/30/2013: 34.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	34.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.57%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	8.86%	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.85%)	[1]
10 Years	rr_AverageAnnualReturnYear10	8.27%	[1]
Neuberger Berman Small Cap Growth Fund | Trust Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.86%	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.85%)	[1]
10 Years	rr_AverageAnnualReturnYear10	8.27%	[1]
Neuberger Berman Small Cap Growth Fund | Trust Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.76%	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.56%)	[1]
10 Years	rr_AverageAnnualReturnYear10	7.34%	[1]
Neuberger Berman Small Cap Growth Fund | Trust Class | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.49%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.80%	[1]
Neuberger Berman Small Cap Growth Fund | Trust Class | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.72%	[1]
Neuberger Berman Small Cap Growth Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual operating expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.60%	[68]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 249% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	249.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,945
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of initial purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company's business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Manager commits a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund's average net assets during the current fiscal year due to market volatility or other factors could cause the Fund's expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	33.44%
Annual Return 2004	rr_AnnualReturn2004	16.08%
Annual Return 2005	rr_AnnualReturn2005	15.07%
Annual Return 2006	rr_AnnualReturn2006	7.61%
Annual Return 2007	rr_AnnualReturn2007	26.07%
Annual Return 2008	rr_AnnualReturn2008	(42.47%)
Annual Return 2009	rr_AnnualReturn2009	22.68%
Annual Return 2010	rr_AnnualReturn2010	19.69%
Annual Return 2011	rr_AnnualReturn2011	(1.85%)
Annual Return 2012	rr_AnnualReturn2012	8.73%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '03, 17.35% Worst quarter: Q4 '08, -24.68% Year-to-date performance as of 9/30/2013: 34.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	34.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.68%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	8.73%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.05%)	[1]
10 Years	rr_AverageAnnualReturnYear10	8.10%	[1]
Neuberger Berman Small Cap Growth Fund | Advisor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.73%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.05%)	[1]
10 Years	rr_AverageAnnualReturnYear10	8.10%	[1]
Neuberger Berman Small Cap Growth Fund | Advisor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.68%	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.73%)	[1]
10 Years	rr_AverageAnnualReturnYear10	7.19%	[1]
Neuberger Berman Small Cap Growth Fund | Advisor Class | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.49%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.80%	[1]
Neuberger Berman Small Cap Growth Fund | Advisor Class | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.72%	[1]
Neuberger Berman Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	1.11%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.47%
Total annual operating expenses	rr_ExpensesOverAssets	1.83%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.26%	[69]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	696
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	952
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,349
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,458
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	696
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	952
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,349
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,458
1 Year	rr_AverageAnnualReturnYear01	2.79%	[66]
5 Years	rr_AverageAnnualReturnYear05	(2.89%)	[66]
10 Years	rr_AverageAnnualReturnYear10	7.72%	[66]
Neuberger Berman Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	1.11%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual operating expenses	rr_ExpensesOverAssets	2.56%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.01%	[69]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,204
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,763
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,204
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,763
1 Year	rr_AverageAnnualReturnYear01	7.19%	[66]
5 Years	rr_AverageAnnualReturnYear05	(2.28%)	[66]
10 Years	rr_AverageAnnualReturnYear10	8.06%	[66]
Neuberger Berman Small Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual operating expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%	[69]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,550
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	287
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	617
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,550
Annual Return 2003	rr_AnnualReturn2003	33.26%
Annual Return 2004	rr_AnnualReturn2004	16.20%
Annual Return 2005	rr_AnnualReturn2005	15.22%
Annual Return 2006	rr_AnnualReturn2006	7.98%
Annual Return 2007	rr_AnnualReturn2007	26.41%
Annual Return 2008	rr_AnnualReturn2008	(42.07%)
Annual Return 2009	rr_AnnualReturn2009	23.49%
Annual Return 2010	rr_AnnualReturn2010	20.50%
Annual Return 2011	rr_AnnualReturn2011	(1.11%)
Annual Return 2012	rr_AnnualReturn2012	9.39%
1 Year	rr_AverageAnnualReturnYear01	9.39%	[66]
5 Years	rr_AverageAnnualReturnYear05	(1.39%)	[66]
10 Years	rr_AverageAnnualReturnYear10	8.55%	[66]
Neuberger Berman Small Cap Growth Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.39%	[66]
5 Years	rr_AverageAnnualReturnYear05	(1.39%)	[66]
10 Years	rr_AverageAnnualReturnYear10	8.55%	[66]
Neuberger Berman Small Cap Growth Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.10%	[66]
5 Years	rr_AverageAnnualReturnYear05	(1.18%)	[66]
10 Years	rr_AverageAnnualReturnYear10	7.60%	[66]
Neuberger Berman Small Cap Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.11%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual operating expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.30%	[70]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 249% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	249.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,615
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of initial purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company's business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Manager commits a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund's average net assets during the current fiscal year due to market volatility or other factors could cause the Fund's expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	33.26%
Annual Return 2004	rr_AnnualReturn2004	16.20%
Annual Return 2005	rr_AnnualReturn2005	15.22%
Annual Return 2006	rr_AnnualReturn2006	7.98%
Annual Return 2007	rr_AnnualReturn2007	26.41%
Annual Return 2008	rr_AnnualReturn2008	(42.26%)
Annual Return 2009	rr_AnnualReturn2009	23.07%
Annual Return 2010	rr_AnnualReturn2010	20.57%
Annual Return 2011	rr_AnnualReturn2011	(1.40%)
Annual Return 2012	rr_AnnualReturn2012	9.02%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '03, 17.39% Worst quarter: Q4 '08, -24.59% Year-to-date performance as of 9/30/2013: 34.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	34.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.59%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	9.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.63%)	[1]
10 Years	rr_AverageAnnualReturnYear10	8.41%	[1]
Neuberger Berman Small Cap Growth Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.63%)	[1]
10 Years	rr_AverageAnnualReturnYear10	8.41%	[1]
Neuberger Berman Small Cap Growth Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.86%	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.38%)	[1]
10 Years	rr_AverageAnnualReturnYear10	7.48%	[1]
Neuberger Berman Small Cap Growth Fund | Investor Class | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.49%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.80%	[1]
Neuberger Berman Small Cap Growth Fund | Investor Class | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.72%	[1]
Neuberger Berman Small Cap Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.11%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.54%
Total annual operating expenses	rr_ExpensesOverAssets	2.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.51%	[40]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 249% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	249.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	967
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,321
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of initial purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Manager commits a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	33.26%
Annual Return 2004	rr_AnnualReturn2004	16.20%
Annual Return 2005	rr_AnnualReturn2005	15.22%
Annual Return 2006	rr_AnnualReturn2006	7.98%
Annual Return 2007	rr_AnnualReturn2007	26.41%
Annual Return 2008	rr_AnnualReturn2008	(42.26%)
Annual Return 2009	rr_AnnualReturn2009	22.80%
Annual Return 2010	rr_AnnualReturn2010	19.78%
Annual Return 2011	rr_AnnualReturn2011	(1.70%)
Annual Return 2012	rr_AnnualReturn2012	8.71%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘03, 17.39% Worst quarter: Q4 ‘08, -24.59% Year-to-date performance as of 9/30/2013: 34.51%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance is that of the Fund's Investor Class prior to 5/27/2009. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	34.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.59%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

1 Year	rr_AverageAnnualReturnYear01	8.71%	[28]
5 Years	rr_AverageAnnualReturnYear05	(1.92%)	[28]
10 Years	rr_AverageAnnualReturnYear10	8.25%	[28]
Neuberger Berman Small Cap Growth Fund | Class R3 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.71%	[28]
5 Years	rr_AverageAnnualReturnYear05	(1.92%)	[28]
10 Years	rr_AverageAnnualReturnYear10	8.25%	[28]
Neuberger Berman Small Cap Growth Fund | Class R3 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.66%	[28]
5 Years	rr_AverageAnnualReturnYear05	(1.62%)	[28]
10 Years	rr_AverageAnnualReturnYear10	7.33%	[28]
Neuberger Berman Small Cap Growth Fund | Class R3 | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%	[28]
5 Years	rr_AverageAnnualReturnYear05	3.49%	[28]
10 Years	rr_AverageAnnualReturnYear10	9.80%	[28]
Neuberger Berman Small Cap Growth Fund | Class R3 | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[28]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[28]
10 Years	rr_AverageAnnualReturnYear10	9.72%	[28]
Neuberger Berman Socially Responsive Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Socially Responsive Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests primarily in common stocks of mid- to large-capitalization companies that meet the Fund's social policy.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above-average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in environmental concerns, and progressive workplace practices including diversity and community relations.

In addition, the Portfolio Managers typically look at a company’s record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. As a socially responsive fund, the Fund is required by the federal securities laws to have a policy, which it cannot change without providing investors at least 60 days' written notice, of investing at least 80% of its net assets in equity securities selected in accordance with its social policy. In practice, the Portfolio Managers' current intention is to hold only equity securities selected in accordance with the Fund's social investing policies. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Social Investing Risk. The Fund’s social policy could cause the Fund to sell or avoid stocks that subsequently perform well. In addition, undervalued stocks that do not meet the social criteria could outperform those that do.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 15.39% Worst quarter: Q4 '08, -26.62% Year-to-date performance as of 9/30/2013: 26.44%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	For Institutional Class, the performance prior to 11/28/2007 is that of the Fund's Investor Class. For Class A and Class C, the performance prior to 5/27/2009 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and lower than that of Institutional Class.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	26.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.62%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Socially Responsive Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[71]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[71]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[71]
Neuberger Berman Socially Responsive Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Socially Responsive Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	1.30%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,568
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests primarily in common stocks of mid- to large-capitalization companies that meet the Fund’s social policy.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above-average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in environmental concerns, and progressive workplace practices including diversity and community relations.

In addition, the Portfolio Managers typically look at a company’s record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. As a socially responsive fund, the Fund is required by the federal securities laws to have a policy, which it cannot change without providing investors at least 60 days’ written notice, of investing at least 80% of its net assets in equity securities selected in accordance with its social policy. In practice, the Portfolio Managers’ current intention is to hold only equity securities selected in accordance with the Fund’s social investing policies. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Social Investing Risk. The Fund’s social policy could cause the Fund to sell or avoid stocks that subsequently perform well. In addition, undervalued stocks that do not meet the social criteria could outperform those that do.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	34.48%
Annual Return 2004	rr_AnnualReturn2004	13.57%
Annual Return 2005	rr_AnnualReturn2005	7.58%
Annual Return 2006	rr_AnnualReturn2006	14.44%
Annual Return 2007	rr_AnnualReturn2007	7.48%
Annual Return 2008	rr_AnnualReturn2008	(38.77%)
Annual Return 2009	rr_AnnualReturn2009	30.23%
Annual Return 2010	rr_AnnualReturn2010	22.38%
Annual Return 2011	rr_AnnualReturn2011	(3.37%)
Annual Return 2012	rr_AnnualReturn2012	10.51%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 15.29% Worst quarter: Q4 ‘08, -26.61% Year-to-date performance as of 9/30/2013: 25.81%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance is that of the Fund's Investor Class prior to 5/27/2009. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	25.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.61%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	10.51%	[72]
5 Years	rr_AverageAnnualReturnYear05	0.83%	[72]
10 Years	rr_AverageAnnualReturnYear10	7.73%	[72]
Neuberger Berman Socially Responsive Fund | Class R3 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.39%	[72]
5 Years	rr_AverageAnnualReturnYear05	0.69%	[72]
10 Years	rr_AverageAnnualReturnYear10	7.38%	[72]
Neuberger Berman Socially Responsive Fund | Class R3 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.99%	[72]
5 Years	rr_AverageAnnualReturnYear05	0.67%	[72]
10 Years	rr_AverageAnnualReturnYear10	6.75%	[72]
Neuberger Berman Socially Responsive Fund | Class R3 | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[72]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[72]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[72]
Neuberger Berman Socially Responsive Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Socially Responsive Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.56%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.62%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	774
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests primarily in common stocks of mid- to large-capitalization companies that meet the Fund’s social policy.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above-average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in environmental concerns, and progressive workplace practices including diversity and community relations.

In addition, the Portfolio Managers typically look at a company’s record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. As a socially responsive fund, the Fund is required by the federal securities laws to have a policy, which it cannot change without providing investors at least 60 days’ written notice, of investing at least 80% of its net assets in equity securities selected in accordance with its social policy. In practice, the Portfolio Managers’ current intention is to hold only equity securities selected in accordance with the Fund’s social investing policies. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Social Investing Risk. The Fund’s social policy could cause the Fund to sell or avoid stocks that subsequently perform well. In addition, undervalued stocks that do not meet the social criteria could outperform those that do.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	34.48%
Annual Return 2004	rr_AnnualReturn2004	13.57%
Annual Return 2005	rr_AnnualReturn2005	7.58%
Annual Return 2006	rr_AnnualReturn2006	14.44%
Annual Return 2007	rr_AnnualReturn2007	7.48%
Annual Return 2008	rr_AnnualReturn2008	(38.77%)
Annual Return 2009	rr_AnnualReturn2009	30.61%
Annual Return 2010	rr_AnnualReturn2010	22.79%
Annual Return 2011	rr_AnnualReturn2011	(2.90%)
Annual Return 2012	rr_AnnualReturn2012	10.95%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 15.32% Worst quarter: Q4 ‘08, -26.61% Year-to-date performance as of 9/30/2013: 26.39%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance prior to 3/15/2013 is that of the Fund's Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	26.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.61%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	10.95%	[73]
5 Years	rr_AverageAnnualReturnYear05	1.13%	[73]
10 Years	rr_AverageAnnualReturnYear10	7.89%	[73]
Neuberger Berman Socially Responsive Fund | Class R6 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.84%	[73]
5 Years	rr_AverageAnnualReturnYear05	1.02%	[73]
10 Years	rr_AverageAnnualReturnYear10	7.56%	[73]
Neuberger Berman Socially Responsive Fund | Class R6 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%	[73]
5 Years	rr_AverageAnnualReturnYear05	0.94%	[73]
10 Years	rr_AverageAnnualReturnYear10	6.90%	[73]
Neuberger Berman Socially Responsive Fund | Class R6 | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[73]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[73]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[73]
Neuberger Berman Socially Responsive Fund | Trust Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Socially Responsive Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.88%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual operating expenses	rr_ExpensesOverAssets	1.05%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests primarily in common stocks of mid- to large-capitalization companies that meet the Fund’s social policy.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above-average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in environmental concerns, and progressive workplace practices including diversity and community relations.

In addition, the Portfolio Managers typically look at a company’s record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. As a socially responsive fund, the Fund is required by the federal securities laws to have a policy, which it cannot change without providing investors at least 60 days’ written notice, of investing at least 80% of its net assets in equity securities selected in accordance with its social policy. In practice, the Portfolio Managers’ current intention is to hold only equity securities selected in accordance with the Fund’s social investing policies. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Social Investing Risk. The Fund’s social policy could cause the Fund to sell or avoid stocks that subsequently perform well. In addition, undervalued stocks that do not meet the social criteria could outperform those that do.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	34.15%
Annual Return 2004	rr_AnnualReturn2004	13.35%
Annual Return 2005	rr_AnnualReturn2005	7.45%
Annual Return 2006	rr_AnnualReturn2006	14.21%
Annual Return 2007	rr_AnnualReturn2007	7.31%
Annual Return 2008	rr_AnnualReturn2008	(38.90%)
Annual Return 2009	rr_AnnualReturn2009	30.34%
Annual Return 2010	rr_AnnualReturn2010	22.56%
Annual Return 2011	rr_AnnualReturn2011	(3.05%)
Annual Return 2012	rr_AnnualReturn2012	10.79%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 15.30% Worst quarter: Q4 ‘08, -26.66% Year-to-date performance as of 9/30/2013: 26.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	26.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.66%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	10.79%	[13]
5 Years	rr_AverageAnnualReturnYear05	0.95%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.70%	[13]
Neuberger Berman Socially Responsive Fund | Trust Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.65%	[13]
5 Years	rr_AverageAnnualReturnYear05	0.82%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.37%	[13]
Neuberger Berman Socially Responsive Fund | Trust Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.21%	[13]
5 Years	rr_AverageAnnualReturnYear05	0.78%	[13]
10 Years	rr_AverageAnnualReturnYear10	6.73%	[13]
Neuberger Berman Socially Responsive Fund | Trust Class | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[13]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[13]
Neuberger Berman Socially Responsive Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Socially Responsive Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual operating expenses	rr_ExpensesOverAssets	0.87%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests primarily in common stocks of mid- to large-capitalization companies that meet the Fund's social policy.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above-average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in environmental concerns, and progressive workplace practices including diversity and community relations.

In addition, the Portfolio Managers typically look at a company’s record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. As a socially responsive fund, the Fund is required by the federal securities laws to have a policy, which it cannot change without providing investors at least 60 days' written notice, of investing at least 80% of its net assets in equity securities selected in accordance with its social policy. In practice, the Portfolio Managers' current intention is to hold only equity securities selected in accordance with the Fund's social investing policies. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Social Investing Risk. The Fund’s social policy could cause the Fund to sell or avoid stocks that subsequently perform well. In addition, undervalued stocks that do not meet the social criteria could outperform those that do.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2003	rr_AnnualReturn2003	34.48%
Annual Return 2004	rr_AnnualReturn2004	13.57%
Annual Return 2005	rr_AnnualReturn2005	7.58%
Annual Return 2006	rr_AnnualReturn2006	14.44%
Annual Return 2007	rr_AnnualReturn2007	7.48%
Annual Return 2008	rr_AnnualReturn2008	(38.77%)
Annual Return 2009	rr_AnnualReturn2009	30.61%
Annual Return 2010	rr_AnnualReturn2010	22.79%
Annual Return 2011	rr_AnnualReturn2011	(2.90%)
Annual Return 2012	rr_AnnualReturn2012	10.95%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 15.32% Worst quarter: Q4 '08, -26.61% Year-to-date performance as of 9/30/2013: 26.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	26.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.61%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	10.95%	[13]
5 Years	rr_AverageAnnualReturnYear05	1.13%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.89%	[13]
Neuberger Berman Socially Responsive Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.84%	[13]
5 Years	rr_AverageAnnualReturnYear05	1.02%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.56%	[13]
Neuberger Berman Socially Responsive Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%	[13]
5 Years	rr_AverageAnnualReturnYear05	0.94%	[13]
10 Years	rr_AverageAnnualReturnYear10	6.90%	[13]
Neuberger Berman Socially Responsive Fund | Investor Class | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[13]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[13]
Neuberger Berman Socially Responsive Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%	[74]
Total annual operating expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	905
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,838
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	681
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	905
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,146
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,838
1 Year	rr_AverageAnnualReturnYear01	4.38%	[71]
5 Years	rr_AverageAnnualReturnYear05	(0.18%)	[71]
10 Years	rr_AverageAnnualReturnYear10	7.19%	[71]
Neuberger Berman Socially Responsive Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.12%	[74]
Total annual operating expenses	rr_ExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,180
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,180
1 Year	rr_AverageAnnualReturnYear01	8.90%	[71]
5 Years	rr_AverageAnnualReturnYear05	0.45%	[71]
10 Years	rr_AverageAnnualReturnYear10	7.53%	[71]
Neuberger Berman Socially Responsive Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%	[74]
Total annual operating expenses	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	859
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	221
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	384
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	859
Annual Return 2003	rr_AnnualReturn2003	34.48%
Annual Return 2004	rr_AnnualReturn2004	13.57%
Annual Return 2005	rr_AnnualReturn2005	7.58%
Annual Return 2006	rr_AnnualReturn2006	14.44%
Annual Return 2007	rr_AnnualReturn2007	7.49%
Annual Return 2008	rr_AnnualReturn2008	(38.69%)
Annual Return 2009	rr_AnnualReturn2009	30.83%
Annual Return 2010	rr_AnnualReturn2010	23.06%
Annual Return 2011	rr_AnnualReturn2011	(2.72%)
Annual Return 2012	rr_AnnualReturn2012	11.15%
1 Year	rr_AverageAnnualReturnYear01	11.15%	[71]
5 Years	rr_AverageAnnualReturnYear05	1.31%	[71]
10 Years	rr_AverageAnnualReturnYear10	7.99%	[71]
Neuberger Berman Socially Responsive Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.01%	[71]
5 Years	rr_AverageAnnualReturnYear05	1.17%	[71]
10 Years	rr_AverageAnnualReturnYear10	7.64%	[71]
Neuberger Berman Socially Responsive Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.43%	[71]
5 Years	rr_AverageAnnualReturnYear05	1.08%	[71]
10 Years	rr_AverageAnnualReturnYear10	6.99%	[71]
Neuberger Berman Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Value Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 200 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 250% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	250.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000 Value Index at the time of purchase.

The Portfolio Manager looks for what he believes to be well-managed companies whose stock prices are undervalued. The Portfolio Manager seeks to identify companies with catalysts that he believes have the potential to improve the companies' earnings from depressed levels. Such catalysts may include: management changes, restructurings, new products, new services, or new markets. The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund seeks to reduce risk by diversifying among many companies and industries. However, at times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in common stocks of large-capitalization companies without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Catalyst Risk. Investing in companies with potential catalysts carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

A decline in the Fund's average net assets during the current fiscal year due to market volatility or other factors could cause the Fund's expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The Fund had a lower management fee and a different goal and strategy, which included investing in stocks of any market capitalization with higher than average dividend yields, prior to June 12, 2009. Its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q3 '09, 15.18% Worst quarter: Q4 '08, -16.34% Year-to-date performance as of 9/30/2013: 18.39%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	For each class, the performance prior to 4/19/2010 is that of the Fund's Trust Class and, for Class A and Class C, the performance from 4/19/2010 to 03/02/2011 is that of the Fund's Institutional Class. On 4/19/2010, Trust Class shares of the Fund converted into Institutional Class shares of the Fund. Because Trust Class had higher expenses than Institutional Class, its performance typically would have been lower than that of Institutional Class. Because Trust Class and Institutional Class have lower expenses than Class A and Class C, the performance of Trust Class and Institutional Class typically would have been better than that of Class A and Class C.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.34%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%	[75]
5 Years	rr_AverageAnnualReturnYear05	0.59%	[75]
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%	[75]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2006	[75]
Neuberger Berman Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.76%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	6.83%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.70%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.13%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	684
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	913
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,330
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,651
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	684
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	913
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,330
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,651
1 Year	rr_AverageAnnualReturnYear01	10.77%	[75]
5 Years	rr_AverageAnnualReturnYear05	2.01%	[75]
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%	[75]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2006	[75]
Neuberger Berman Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.51%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	7.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.45%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.88%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	291
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,161
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,778
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	591
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,161
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,778
1 Year	rr_AverageAnnualReturnYear01	15.58%	[75]
5 Years	rr_AverageAnnualReturnYear05	2.93%	[75]
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%	[75]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2006	[75]
Neuberger Berman Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	5.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	5.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.18%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.77%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,581
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,808
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	246
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,581
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,808
Annual Return 2007	rr_AnnualReturn2007	10.24%
Annual Return 2008	rr_AnnualReturn2008	(28.78%)
Annual Return 2009	rr_AnnualReturn2009	20.67%
Annual Return 2010	rr_AnnualReturn2010	10.91%
Annual Return 2011	rr_AnnualReturn2011	4.91%
Annual Return 2012	rr_AnnualReturn2012	18.01%
1 Year	rr_AverageAnnualReturnYear01	18.01%	[75]
5 Years	rr_AverageAnnualReturnYear05	3.36%	[75]
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%	[75]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2006	[75]
Neuberger Berman Value Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.67%	[75]
5 Years	rr_AverageAnnualReturnYear05	3.06%	[75]
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%	[75]
Neuberger Berman Value Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.13%	[75]
5 Years	rr_AverageAnnualReturnYear05	2.81%	[75]
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%	[75]

[1]	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[2]	For Class A shares, a contingent deferred sales charge (CDSC) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[3]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 1.50%, 2.25% and 1.25% of average net assets, respectively. Each of these undertakings lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.50%, 2.25% and 1.25% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[4]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) are limited to 1.18% of average net assets. This undertaking lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay NBM for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.18% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[5]	The above performance prior to 3/15/2013 is that of the Fund's Institutional Class. Because Institutional Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[6]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) are limited to 1.91% of average net assets. This undertaking lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay NBM for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.91% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[7]	The above performance is that of the Fund's Institutional Class prior to 6/21/2010. Because Institutional Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[8]	For each class, the performance prior to 6/9/2008 is that of the Fund's Trust Class. On 6/9/2008, Trust Class shares of the Fund converted into Institutional Class shares of the Fund. Because Trust Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower/higher if NBM had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[9]	The Fund has agreed that Class R3 will repay Neuberger Berman Management LLC (NBM) for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) to exceed 1.41% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense. "Other expenses" shown above include the following repayment: Class R3 - 0.10%.
[10]	The above performance is that of the Fund's Trust Class prior to 6/9/2008 and that of the Fund's Institutional Class from 6/9/2008 to 6/21/2010. On 6/9/2008, Trust Class shares of the Fund converted into Institutional Class shares of the Fund. Because Trust Class and Institutional Class have lower expenses than Class R3, the performance of Trust Class and Institutional Class typically would have been better than that of Class R3. Returns would have been lower/higher if NBM had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[11]	For each class, the performance prior to 6/21/2010 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[12]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 1.11%, 1.86% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11%, 1.86% and 0.75% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[13]	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[14]	Returns would have been lower/higher if Neuberger Berman Management LLC had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[15]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) are limited to 0.78% of average net assets. This undertaking lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay NBM for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.78% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[16]	The above performance prior to 3/15/2013 is that of the Fund's Investor Class. Because Investor Class has higher expenses than Class R6, it performance typically would have been lower than that of Class R6. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[17]	"Other expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
[18]	The above performance is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[19]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) are limited to 0.85% of average net assets. This undertaking lasts until 8/31/2022 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Institutional Class will repay NBM for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[20]	On December 16, 2013, the Fund began comparing its performance to the MSCI All Country World Index rather than the MSCI World Index because the MSCI All Country World Index is a fairer representation of the fund's investment universe.
[21]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 1.51%, 2.26% and 1.15% of average net assets, respectively. Each of these undertakings lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed and 1.51%, 2.26% and 1.15% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[22]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 1.61%, 2.36% and 1.25% of average net assets, respectively. Each of these undertakings lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.61%, 2.36% and 1.25% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[23]	"Other expenses" are based on estimated expenses for the current fiscal year; actual expenses may vary.
[24]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 1.86%, 2.61% and 1.50% of average net assets, respectively. Each of these undertakings lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.86%, 2.61% and 1.50% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[25]	For each class, the performance prior to 5/27/2009 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and lower than that of Institutional Class. Returns would have been lower/higher if NBM had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[26]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 1.11%, 1.86% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11%, 1.86% and 0.75% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense. "Other expenses" shown above include the following repayment: Class A - 0.01%.
[27]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) are limited to 1.36% of average net assets. This undertaking lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay NBM for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.36% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[28]	The above performance is that of the Fund's Investor Class prior to 5/27/2009. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[29]	The Fund has agreed that Advisor Class will repay Neuberger Berman Management LLC (NBM) for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense. "Other expenses" shown above include the following repayment: Advisor Class - 0.20%.
[30]	Returns would have been lower/higher if NBM had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[31]	For Class A and Class C, the above performance is that of the Fund's Institutional Class. Because Institutional Class has lower expenses than Class A and Class C, its performance typically would have been better than that of Class A and Class C. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[32]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 1.21%, 1.96% and 0.85% of average net assets, respectively. The Class A and Class C undertakings last until 8/31/2017, and the Institutional Class undertaking lasts until 8/31/2022. Each undertaking may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.21%, 1.96% and 0.85% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[33]	The above performance prior to 1/28/2013 is that of the Fund's Institutional Class. Because Institutional Class has lower expenses than Investor Class, its performance typically would have been better than that of Investor Class. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[34]	The above performance prior to 9/3/2013 is that of the Fund's Institutional Class. Because Institutional Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[35]	The above performance prior to 1/28/2013 is that of the Fund's Institutional Class. Because Institutional Class has lower expenses than Trust Class, its performance typically would have been better than that of Trust Class. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[36]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) are limited to 1.76% of average net assets. This undertaking lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay NB for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.76% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[37]	The above performance is that of the Fund's Institutional Class. Because Institutional Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[38]	For Institutional Class, the performance prior to 10/6/2006 is that of the Fund's Trust Class. For Class A and Class C, the performance prior to 12/20/2007 is that of the Fund's Trust Class. Because Trust Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[39]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Trust Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) are limited to 1.25% of average net assets. This undertaking lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Trust Class will repay NBM for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.25% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[40]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) are limited to 1.51% of average net assets. This undertaking lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay NBM for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.51% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[41]	The above performance is that of the Fund's Trust Class prior to 5/27/2009. Because Trust Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[42]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 1.30%, 2.00% and 0.90% of average net assets, respectively. Each of these undertakings lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.30%, 2.00% and 0.90% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[43]	For each class, the performance prior to 5/7/2010 is that of the Fund's Predecessors. Returns would have been lower if the investment adviser to the Predecessors and/or NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[44]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 1.36%, 2.11% and 1.00% of average net assets, respectively. Each of these undertakings lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.36%, 2.11% and 1.00% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[45]	For each class, the performance prior to 4/6/2009 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[46]	The Fund has agreed that Investor Class will repay Neuberger Berman Management LLC (NBM) for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) to exceed 1.11% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense. "Other expenses" shown above include the following repayment: Investor Class - 0.06%.
[47]	For Institutional Class, the performance prior to 6/7/2006 is that of the Fund's Investor Class. For Class A and Class C, the performance prior to 6/21/2010 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower/higher if NBM had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[48]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 1.11%, 1.86% and 0.70% of average net assets, respectively. Each of these undertakings lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11%, 1.86% and 0.70% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[49]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) are limited to 1.36% of average net assets. This undertaking lasts until 8/31/ 2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay NBM for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.36% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[50]	The above performance is that of the Fund's Investor Class prior to 6/21/2010. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[51]	For Institutional Class, the performance prior to 4/19/2007 is that of the Fund's Investor Class. For Class A and Class C, the performance prior to 5/27/2009 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[52]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) are limited to 0.68% of average net assets. This undertaking lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay NBM for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.68% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[53]	The above performance prior to 3/15/2013 is that of the Fund's Investor Class. Because Investor Class has higher expenses than Class R6 its performance typically would have been lower than that of Class R6. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[54]	The above performance is that of the Fund's Investor Class prior to 5/27/2009. Because Investor Class has lower expenses than Class R3 its performance typically would have been better than that of Class R3. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[55]	For Institutional Class, the performance prior to 3/8/2010 is that of the Fund's Investor Class. For Class A and Class C, the performance prior to 6/21/2010 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[56]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 1.21%, 1.96% and 0.85% of average net assets, respectively. Each of these undertakings lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.21%, 1.96% and 0.85% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[57]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) are limited to 1.46% of average net assets. This undertaking lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay NBM for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.46% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[58]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Trust Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) are limited to 1.25% of average net assets. This undertaking lasts until 8/31/2022 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Trust Class will repay NBM for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.25% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[59]	For each class, the performance prior to 12/21/2009 is that of the Fund's Trust Class. On 12/21/2009, Trust Class shares of the Fund converted into Institutional Class shares of the Fund. Because Trust Class had lower expenses than Class A and Class C and had higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[60]	The Fund has agreed that each of Class A, Class C and Institutional Class will repay Neuberger Berman Management LLC (NBM) for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) to exceed 1.36%, 2.11% and 1.00% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense. "Other expenses" shown above include the following repayment: Class A - 0.02%; Class C - 0.13%; and Institutional Class - 0.04%.
[61]	For Institutional Class, the performance prior to 6/4/2008 is that of the Fund's Trust Class. For Class A and Class C, the performance prior to 6/21/2010 is that of the Fund's Trust Class. Because Trust Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[62]	The above performance is that of the Fund's Trust Class prior to 6/21/2010. Because Trust Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[63]	The above performance prior to 3/15/2013 is that of the Fund's Trust Class. Because Trust Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[64]	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fee during certain of the periods shown.
[65]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 1.20%, 1.95% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.20%, 1.95% and 0.75% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[66]	For Institutional Class, the performance prior to 4/1/2008 is that of the Fund's Investor Class. For Class A and Class C, the performance prior to 5/27/2009 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[67]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Trust Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) are limited to 1.40% of average net assets. This undertaking lasts until 8/31/2022 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Trust Class will repay NBM for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.40% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[68]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Advisor Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) are limited to 1.60% of average net assets. This undertaking lasts until 8/31/2022 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Advisor Class will repay NBM for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.60% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[69]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 1.26%, 2.01% and 0.90% of average net assets, respectively. Each of these undertakings lasts until 8/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.26%, 2.01% and 0.90% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[70]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Investor Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) are limited to 1.30% of average net assets. This undertaking lasts until 8/31/2022 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Investor Class will repay NBM for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.30% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[71]	For Institutional Class, the performance prior to 11/28/2007 is that of the Fund's Investor Class. For Class A and Class C, the performance prior to 5/27/2009 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and lower than that of Institutional Class. Returns would have been lower/higher if NBM had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[72]	The above performance is that of the Fund's Investor Class prior to 5/27/2009. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower/higher if Neuberger Berman Management LLC had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[73]	The above performance prior to 3/15/2013 is that of the Fund's Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6. Returns would have been lower/higher if NBM had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[74]	The Fund has agreed that each of Class A, Class C and Institutional Class will repay Neuberger Berman Management LLC (NBM) for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses relating to short sales, and extraordinary expenses, if any) to exceed 1.11%, 1.86% and 0.75% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense. "Other expenses" shown above include the following repayment: Class A - 0.01%; Class C - 0.03%.
[75]	For each class, the performance prior to 4/19/2010 is that of the Fund's Trust Class and, for Class A and Class C, the performance from 4/19/2010 to 03/02/2011 is that of the Fund's Institutional Class. On 4/19/2010, Trust Class shares of the Fund converted into Institutional Class shares of the Fund. Because Trust Class had higher expenses than Institutional Class, its performance typically would have been lower than that of Institutional Class. Because Trust Class and Institutional Class have lower expenses than Class A and Class C, the performance of Trust Class and Institutional Class typically would have been better than that of Class A and Class C. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.